OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number   811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series Evergreen High Income Fund, Evergreen U.S Government Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Diversified Income Builder Fund, and Evergreen Core Plus Bond Fund, for the year ended April 30, 2008. These five series have an April 30, fiscal year end.

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen High Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT GLANCE
5	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
41	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen High Income Fund for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a con sequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period.

These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before falling in late 2007 and early 2008 and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed

1

LETTER TO SHAREHOLDERS continued

significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S. Government Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value

2

LETTER TO SHAREHOLDERS continued

of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Notice of Investment Strategy Change:

Effective March 13, 2008, the Fund may invest in loans. The Fund may invest in a loan at origination as a co-lender or by acquiring in the secondary market participations in, or assignments or novations of, a loan. When a Fund acquires an interest in a loan in the secondary market, it may acquire some or all of the interest of a bank or other lending institution in a loan to a borrower. Loans are subject to risks similar to those associated with other below-investment grade bond investments, such as credit risk (e.g. risk of issuer default), below-investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager:

• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

Average annual return*

1-year with sales charge	-5.64%	-6.25%	-2.57%	N/A

1-year w/o sales charge	-0.92%	-1.65%	-1.65%	-0.66%

5-year	5.46%	5.40%	5.71%	6.77%

10-year	4.02%	3.78%	3.78%	4.82%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen High Income Fund Class A shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -0.92% for the twelve-month period ended April 30, 2008, excluding any applicable sales charges. During the same period, the MLHYMI returned -0.76%.

The fund’s objective is to seek high income.

Investment Process

At the beginning of this past fiscal year, the high yield market had been providing excess returns and outperforming other fixed income sectors, but toward the end of June of 2007, problems with subprime collateral losses prompted investors to seek opportunities in the higher-quality markets. As a result, a typical “flight to quality” pattern occurred, with Treasury yields moving sharply lower and non-Treasury yield spreads increasing. We continued to implement a fundamental bottom-up security valuation style, reducing positions for which prices were above expected value and adding to positions for which prices were below expected value.

During the third quarter of 2007, many U.S. and foreign-based hedge fund and mutual fund managers announced that they were unable to meet investor redemptions because of their subprime investments. This situation raised concerns that subprime credit risks were spreading and would impair overall economic growth or, worse, the creditworthiness of banks and broker/dealers. Investors reasoned that unexpected losses incurred by banks and broker/dealers would increase the cost of lending to businesses. In response, investors typically raised their return requirements and demanded wider yield spreads across a broad range of fixed income investments, including high yield, which drove prices lower. During this period, we maintained a conservative portfolio, keeping duration, or sensitivity to interest rate changes, relatively short. The shorter duration was composed of purchases of callable and tendered bonds, which outperformed other high yield securities as yield spreads widened throughout most of the quarter.

As we moved into December of 2007, the high yield market continued its focus on how increased mortgage security write-downs in 2008 would affect business lending. Such concerns have prompted a number of measures from the U.S. Government to reduce defaults among subprime borrowers. Though the direct effect of reducing the number of foreclosures was considered positive, U.S. Treasury action signaled another level of government

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY continued

intervention and left many investors more confused about how to value investments. This negative sentiment, along with the usual illiquidity associated with the last weeks of 2007, raised hopes that the Federal Reserve Board (the “Fed”) would reconfirm its commitment to market liquidity. Such measures were made by both the Fed and European Central Banks which provided additional liquidity to the market and lowered year-end cost of funds. While these actions were considered positive, the high yield market continued to reflect concern about the effect of further securitized investment write-downs and the ability of financial institutions to make loans and underwrite non-investment grade financings in 2008. To reduce credit risk in this environment, we broadened the fund’s diversification by adding 15 issuers, and reduced exposure to lower-quality, CCC-rated securities by more than 2%. The fund continued to have an overweight to B-rated securities and an underweight to both BB- and CCC-rated securities.

In the first quarter of 2008, the high yield market continued to post very negative performance. Most of the underperformance resulted from increased risk aversion on the part of investors rather than specific high yield market events. While the Fed attempted to shore up investor confidence by lowering short-term interest rates and providing additional funding to the commercial banking system, it was not until the Central Bank provided direct funding to investment banks and offered partial collateral guarantees to JPMorgan in its purchase of Bear Stearns that investors began to become more confident that the U.S. financial system was sound.

Throughout the first quarter of 2008, the management of Evergreen High Income Fund emphasized broad diversification, and the fund’s relative weight in all but two of 70 industries in the benchmark was within 2.5%. This diversification strategy was helpful in providing consistent performance. Because of market volatility, the fund was able to purchase selected high yield bonds at prices that were below their expected downside value, as investors sold issues at distressed prices. In some cases, prices for these newly purchased securities recovered. In other situations, the securities remained lower than their expected value. In still other instances, the securities were sold because of concerns that specific company risks could lead to defaults.

Contributors to Performance

Overall risk positioning relative to the market and security selection benefited the fund’s performance. As market performance deteriorated, the fund’s conservative positioning with its short duration was a significant contributor. Security selection also added to results and performance was enhanced by energy companies Chesapeake Energy Corporation and Encore Acquisition; health care companies HCA and Universal Healthcare; and Utility companies Aquila, Inc. and Allegheny Energy. Investments in natural gas and non-airline transportation also added to performance as commodity prices continued to benefit oil field services companies such as Gulfmark Offshore and Hornbeck Marine and other transportation companies such as H-Lines Finance and Ship Finance International benefited from increased international trade. Investment in L-3 Communications also contributed to performance as continued demand for defense services provided continued stable cash flow in this Aerospace/Defense company.

Detractors from Performance

As the liquidity crunch broadened, mortgage companies originating prime mortgages were also unable to obtain financing. Thornburg Mortgage was a notable detractor due to this financing freeze. Much of Thornburg’s financing had been obtained through short-term and mortgage-backed financing. When these financing sources were no longer available, the high yield market significantly discounted the price of Thornburg’s bonds to reflect the substantial increase in the potential for default. In this environment, a portion of the

6

PORTFOLIO MANAGER COMMENTARY continued

Thornburg position was sold at a loss. Security selection in broadcasting companies was disappointing, as Young Broadcasting underperformed because of lower advertising revenues. Cable provider Charter Communications and other cable companies also performed poorly on prospects for slower subscriber growth in 2008. Among financial companies, Rescap and GMAC were volatile because of their exposure to subprime mortgages which were notable detractors from performance. In related auto investments, Metaldyne was also disappointing in its performance. A slight overweight in gaming and leisure held back results, as did positions in Isle of Capri Casinos and Trump Entertainment—though this was partially offset by not holding Harrah’s Operating Company. Among metals and mining companies, Griffin Coal Mining and Novelis also underperformed.

Outlook

At the end of the fiscal year, high yield spreads appeared to be indicating very slow economic growth in the coming quarters. Should these spreads widen, particularly if the economy goes into a recession, high yield securities are likely to underperform relative to U.S. Treasuries. On a more positive note, certain factors could keep high yield spreads at current levels. High yield spreads have widened more over the last six- and nine-month periods than in any six- and nine-month period in the past 10 years. In addition, because of the Fed’s lower interest rate policy, short-term interest rates have declined to a point where the difference between the short-term cost of borrowing and core inflation (inflation after removing the effects of food and energy price increases) is essentially zero. When this situation has occurred in the past, the high yield market has outperformed over the following 24-month period. Defaults are currently at a historically low level, and while they may increase over the next 12 to 24 months, this increase may already be discounted in current high yield market yield spreads. As a result, the high yield market could offer investors attractive returns, even if defaults increase over the next year.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.EvergreenInvestments.com or call 1.800.847.5397.

Please read the prospectus carefully before investing.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$985.32	$5.38
Class B	$1,000.00	$981.70	$9.07
Class C	$1,000.00	$981.70	$9.07
Class I	$1,000.00	$986.59	$4.10
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.44	$5.47
Class B	$1,000.00	$1,015.71	$9.22
Class C	$1,000.00	$1,015.71	$9.22
Class I	$1,000.00	$1,020.74	$4.17

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.84% for Class B, 1.84% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.40	$3.31	$3.32	$3.43	$3.30

Income from investment operations
Net investment income (loss)	0.25	0.24[1]	0.23	0.24	0.25
Net realized and unrealized gains or losses on investments	(0.28)	0.09	0	(0.10)	0.14

Total from investment operations	(0.03)	0.33	0.23	0.14	0.39

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$3.13	$3.40	$3.31	$3.32	$3.43

Total return[2]	(0.92)%	10.35%	7.01%	4.14%	12.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$270,758	$335,411	$388,523	$467,714	$530,526
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.07%	1.06%	1.04%	1.04%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.10%	1.05%	1.04%	1.02%
Net investment income (loss)	7.82%	7.19%	6.95%	7.16%	7.42%
Portfolio turnover rate	110%	48%	67%	65%	71%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.40	$3.31	$3.32	$3.43	$3.30

Income from investment operations
Net investment income (loss)	0.22	0.21[1]	0.21[1]	0.22	0.23[1]
Net realized and unrealized gains or losses on investments	(0.28)	0.09	(0.01)[2]	(0.10)	0.14

Total from investment operations	(0.06)	0.30	0.20	0.12	0.37

Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.21)	(0.23)	(0.24)

Net asset value, end of period	$3.13	$3.40	$3.31	$3.32	$3.43

Total return[3]	(1.65)%	9.55%	6.27%	3.42%	11.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$108,327	$150,609	$176,663	$211,950	$247,741
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%	1.80%	1.75%	1.74%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.82%	1.80%	1.75%	1.74%	1.72%
Net investment income (loss)	7.06%	6.46%	6.25%	6.46%	6.71%
Portfolio turnover rate	110%	48%	67%	65%	71%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.40	$3.31	$3.32	$3.43	$3.30

Income from investment operations
Net investment income (loss)	0.22	0.21[1]	0.21	0.22	0.23
Net realized and unrealized gains or losses on investments	(0.28)	0.09	(0.01)[2]	(0.10)	0.14

Total from investment operations	(0.06)	0.30	0.20	0.12	0.37

Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.21)	(0.23)	(0.24)

Net asset value, end of period	$3.13	$3.40	$3.31	$3.32	$3.43

Total return[3]	(1.65)%	9.55%	6.27%	3.42%	11.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$118,638	$161,941	$201,975	$281,810	$381,525
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.82%	1.80%	1.75%	1.74%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.82%	1.80%	1.75%	1.74%	1.72%
Net investment income (loss)	7.06%	6.46%	6.25%	6.47%	6.72%
Portfolio turnover rate	110%	48%	67%	65%	71%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.40	$3.31	$3.32	$3.43	$3.30

Income from investment operations
Net investment income (loss)	0.26	0.25[1]	0.24	0.26	0.26
Net realized and unrealized gains or losses on investments	(0.29)	0.09	0	(0.11)	0.14

Total from investment operations	(0.03)	0.34	0.24	0.15	0.40

Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$3.13	$3.40	$3.31	$3.32	$3.43

Total return	(0.66)%	10.65%	7.33%	4.45%	12.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,729	$27,147	$50,365	$60,412	$37,894
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.80%	0.75%	0.74%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.80%	0.75%	0.74%	0.72%
Net investment income (loss)	8.05%	7.42%	7.23%	7.46%	7.73%
Portfolio turnover rate	110%	48%	67%	65%	71%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS 79.3%
CONSUMER DISCRETIONARY 18.0%
Auto Components 1.6%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 ρ	$210,000	$193,620
8.375%, 12/15/2014	1,035,000	859,050
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,715,000	2,307,750
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	1,139,000	1,244,357
Metaldyne Corp.:
10.00%, 11/01/2013	5,100,000	3,302,250
11.00%, 06/15/2012	1,772,000	655,640

		8,562,667

Automobiles 1.6%
Ford Motor Co., 7.70%, 05/15/2097	5,630,000	3,743,950
General Motors Corp.:
7.20%, 01/15/2011 ρ	4,030,000	3,576,625
8.25%, 07/15/2023 ρ	1,470,000	1,106,175

		8,426,750

Diversified Consumer Services 0.2%
Education Management, LLC, 8.75%, 06/01/2014	1,040,000	930,800
Service Corporation International, 6.75%, 04/01/2015	85,000	85,531

		1,016,331

Hotels, Restaurants & Leisure 4.9%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	1,625,000	1,535,625
8.125%, 05/15/2011 ρ	590,000	502,238
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 ρ 144A	5,272,000	3,809,020
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	2,095,000	1,822,650
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	6,725,000	5,211,875
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	175,000	178,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	2,670,000	2,863,575
Seneca Gaming Corp., 7.25%, 05/01/2012	565,000	548,756
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	2,615,000	2,327,350
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	660,000	551,100
9.625%, 06/01/2014 ρ	1,000,000	665,000
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	6,440,000	4,169,900
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,320,000	1,369,500

		25,555,089

Household Durables 2.2%
Centex Corp.:
4.875%, 08/15/2008	1,220,000	1,207,887
5.80%, 09/15/2009	380,000	364,922

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
D.R. Horton, Inc.:
4.875%, 01/15/2010	$580,000	$553,900
5.00%, 01/15/2009	1,300,000	1,267,500
8.00%, 02/01/2009	620,000	620,000
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	695,000	545,575
6.50%, 01/15/2014	804,000	574,860
KB Home:
7.75%, 02/01/2010 ρ	915,000	903,563
8.625%, 12/15/2008	555,000	563,325
Libbey, Inc., FRN, 11.91%, 06/01/2011 ρ	1,315,000	1,324,862
Meritage Homes Corp., 7.00%, 05/01/2014	565,000	485,194
Pulte Homes, Inc.:
4.875%, 07/15/2009	2,570,000	2,492,900
7.875%, 08/01/2011	160,000	156,800
Standard Pacific Corp., 5.125%, 04/01/2009	615,000	550,425

		11,611,713

Media 4.8%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,830,000	1,830,000
Charter Communications, Inc., 10.875%, 09/15/2014 144A ρ	3,760,000	3,995,000
CSC Holdings, Inc., 7.625%, 04/01/2011	1,640,000	1,660,500
Idearc, Inc., 8.00%, 11/15/2016	5,060,000	3,314,300
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	3,470,000	3,287,825
7.25%, 01/01/2013	165,000	164,175
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	580,000	536,500
Mediacom, LLC, 7.875%, 02/15/2011	515,000	489,250
Ion Media Networks, Inc., FRN, 8.96%, 01/15/2013 144A	2,950,000	1,777,375
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	2,980,000	1,937,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	480,000	487,800
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 ρ	1,685,000	1,428,038
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	1,705,000	1,649,587
Young Broadcasting, Inc., 8.75%, 01/15/2014	4,700,000	2,773,000

		25,330,350

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,310,000	1,368,950

Specialty Retail 1.3%
American Achievement Corp., 8.25%, 04/01/2012	2,760,000	2,442,600
Home Depot, Inc., 5.875%, 12/16/2036	650,000	545,104
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	1,080,000	1,053,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	2,935,000	2,663,513

		6,704,217

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.1%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	$435,000	$341,475
Oxford Industries, Inc., 8.875%, 06/01/2011	4,762,000	4,559,615
Unifi, Inc., 11.50%, 05/15/2014 ρ	835,000	680,525

		5,581,615

CONSUMER STAPLES 1.9%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014	285,000	303,525

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011	885,000	902,700
Rite Aid Corp., 8.125%, 05/01/2010 ρ	570,000	572,850

		1,475,550

Food Products 0.9%
Dean Foods Co., 6.625%, 05/15/2009	190,000	190,950
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	2,070,000	2,007,900
8.625%, 12/15/2012 ρ	1,240,000	1,289,600
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	140,000	133,700
8.375%, 05/01/2017	1,525,000	1,364,875

		4,987,025

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	480,000	475,200

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,265,000	2,775,250

ENERGY 9.9%
Energy Equipment & Services 2.7%
Bristow Group, Inc., 7.50%, 09/15/2017	1,160,000	1,203,500
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 ρ	1,689,000	1,697,445
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,465,000	1,523,600
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,210,000	4,115,275
Parker Drilling Co., 9.625%, 10/01/2013	1,870,000	1,972,850
PHI, Inc., 7.125%, 04/15/2013	4,100,000	3,854,000

		14,366,670

Oil, Gas & Consumable Fuels 7.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016 ρ	4,390,000	4,455,850
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	1,565,000	1,471,100
Delta Petroleum Corp., 7.00%, 04/01/2015	1,705,000	1,517,450
El Paso Corp., 7.00%, 06/15/2017	1,025,000	1,074,796

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Encore Acquisition Co.:
6.00%, 07/15/2015	$3,360,000	$3,108,000
6.25%, 04/15/2014 ρ	720,000	680,400
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	920,000	855,600
Exco Resources, Inc., 7.25%, 01/15/2011	2,260,000	2,260,000
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	2,790,000	2,803,950
Forest Oil Corp., 7.25%, 06/15/2019 ρ	875,000	907,812
Frontier Oil Corp., 6.625%, 10/01/2011	770,000	770,000
Mariner Energy, Inc., 8.00%, 05/15/2017	622,000	614,225
Peabody Energy Corp.:
5.875%, 04/15/2016	3,750,000	3,656,250
7.875%, 11/01/2026	375,000	389,063
Plains All American Pipeline, LP, 6.50%, 05/01/2018 144A	570,000	583,202
Plains Exploration & Production Co., 7.75%, 06/15/2015	1,000,000	1,030,000
Sabine Pass LNG, LP:
7.25%, 11/30/2013	3,915,000	3,640,950
7.50%, 11/30/2016	260,000	239,200
Southwestern Energy Co., 7.50%, 02/01/2018 144A	180,000	191,700
Tesoro Corp.:
6.50%, 06/01/2017	2,135,000	1,969,537
6.625%, 11/01/2015	820,000	774,900
Williams Cos., 8.125%, 03/15/2012	4,060,000	4,466,000

		37,459,985

FINANCIALS 13.8%
Capital Markets 0.4%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	990,000	809,325
8.00%, 06/15/2011	180,000	161,100
12.50%, 11/30/2017 144A	935,000	971,231

		1,941,656

Consumer Finance 8.0%
CCH II Capital Corp., 10.25%, 09/15/2010	7,360,000	7,117,912
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	3,980,000	3,726,490
5.80%, 01/12/2009	1,400,000	1,369,155
7.375%, 10/28/2009	4,965,000	4,781,072
9.75%, 09/15/2010	3,255,000	3,163,860
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	1,035,000	973,373
6.875%, 09/15/2011	405,000	337,736
6.875%, 08/28/2012	8,645,000	6,864,433
7.25%, 03/02/2011	400,000	339,527

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
7.75%, 01/19/2010	$1,620,000	$1,491,161
8.00%, 11/01/2031	3,715,000	2,816,917
FRN:
3.75%, 09/23/2008	1,645,000	1,614,183
4.32%, 05/15/2009	2,750,000	2,509,598
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	620,000	520,800
Sprint Capital Corp., 6.875%, 11/15/2028	2,490,000	1,940,641
Toll Corp.:
8.25%, 02/01/2011	2,145,000	2,075,287
8.25%, 12/01/2011	410,000	393,600

		42,035,745

Diversified Financial Services 1.5%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	1,495,000	1,514,928
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	985,000	1,006,663
Leucadia National Corp.:
7.125%, 03/15/2017	205,000	196,800
8.125%, 09/15/2015	4,210,000	4,315,250
Biomet, Inc., 11.625%, 10/15/2017 144A	610,000	651,175

		7,684,816

Real Estate Investment Trusts 2.0%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	2,250,000	2,252,813
Ser. Q, 6.75%, 06/01/2016	2,755,000	2,706,787
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	3,980,000	3,905,375
7.00%, 01/15/2016	435,000	422,494
Ventas, Inc., 7.125%, 06/01/2015	920,000	926,900

		10,214,369

Thrifts & Mortgage Finance 1.9%
Residential Capital, LLC:
FRN, 3.49%, 06/09/2008 ρ	790,000	739,638
Step Bond:
8.125%, 11/21/2008 Š	1,295,000	1,081,325
8.375%, 06/30/2010 Š	15,240,000	8,343,900

		10,164,863

HEALTH CARE 3.2%
Health Care Providers & Services 3.2%
HCA, Inc.:
6.375%, 01/15/2015	50,000	44,750
8.75%, 09/01/2010	1,365,000	1,409,363
9.25%, 11/15/2016	8,195,000	8,830,112
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Omnicare, Inc.:
6.125%, 06/01/2013	$3,360,000	$3,074,400
6.875%, 12/15/2015	3,755,000	3,445,212

		16,803,837

INDUSTRIALS 7.7%
Aerospace & Defense 4.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	410,000	407,950
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	860,000	878,275
DRS Technologies, Inc., 6.625%, 02/01/2016	975,000	970,125
Hexcel Corp., 6.75%, 02/01/2015	1,585,000	1,583,019
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	12,010,000	11,709,750
6.375%, 10/15/2015	4,265,000	4,238,343
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011 ρ	2,950,000	2,817,250

		22,604,712

Commercial Services & Supplies 1.4%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	1,975,000	1,807,125
9.25%, 05/01/2021	2,360,000	2,454,400
Geo Group, Inc., 8.25%, 07/15/2013	650,000	674,375
Mobile Mini, Inc., 6.875%, 05/01/2015 ρ	1,295,000	1,097,512
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	1,500,000	1,579,695

		7,613,107

Machinery 0.9%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,370,000	4,631,625

Road & Rail 0.8%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	85,000	75,438
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,440,000	1,458,000
10.50%, 01/01/2016 ρ	40,000	40,450
Kansas City Southern:
7.50%, 06/15/2009	1,070,000	1,102,100
9.50%, 10/01/2008	1,355,000	1,375,325

		4,051,313

Trading Companies & Distributors 0.3%
Neff Corp., 10.00%, 06/01/2015 ρ	240,000	118,800
United Rentals, Inc., 6.50%, 02/15/2012	1,325,000	1,248,813

		1,367,613

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 1.7%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	$2,765,000	$2,640,575
Jabil Circuit, Inc.:
5.875%, 07/15/2010	535,000	525,589
8.25%, 03/15/2018 144A	4,075,000	4,095,375
Sanmina-SCI Corp.:
6.75%, 03/01/2013	440,000	400,400
8.125%, 03/01/2016	695,000	642,875
FRN, 5.55%, 06/15/2010 144A	563,000	558,778

		8,863,592

IT Services 1.3%
First Data Corp., 9.875%, 09/24/2015 144A	3,010,000	2,742,862
ipayment, Inc., 9.75%, 05/15/2014	1,660,000	1,435,900
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	2,505,000	2,210,662
10.25%, 08/15/2015	50,000	53,375
Unisys Corp., 6.875%, 03/15/2010	715,000	690,869

		7,133,668

Office Electronics 0.1%
Xerox Corp., 6.35%, 05/15/2018	555,000	558,829

Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	85,000	75,225
9.125%, 12/15/2014 ρ	720,000	595,800
Spansion, Inc., FRN, 6.20%, 06/01/2013 144A	1,785,000	1,347,675

		2,018,700

MATERIALS 9.1%
Chemicals 4.0%
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	1,150,000	1,012,000
10.25%, 11/01/2010	190,000	194,750
Huntsman, LLC, 11.625%, 10/15/2010	1,970,000	2,078,350
Koppers Holdings, Inc.:
9.875%, 10/15/2013	225,000	239,625
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,100,000	1,848,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	3,071,000	2,948,160
Millenium America, Inc., 7.625%, 11/15/2026	2,265,000	1,466,587
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	2,425,000	2,364,375
10.125%, 12/01/2014	1,095,000	1,048,463

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$1,325,000	$1,291,875
7.875%, 12/01/2016 144A	1,990,000	2,189,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	4,844,000	4,190,060

		20,871,245

Construction Materials 0.7%
CPG International, Inc.:
10.50%, 07/01/2013	3,395,000	2,919,700
FRN, 11.47%, 07/01/2012	625,000	510,938

		3,430,638

Containers & Packaging 2.7%
Berry Plastics Holdings Corp.:
6.68%, 09/15/2014	605,000	517,275
7.57%, 02/15/2015 144A	720,000	698,400
8.875%, 09/15/2014	580,000	545,200
Exopack Holding Corp., 11.25%, 02/01/2014	3,115,000	2,990,400
Graham Packaging Co.:
8.50%, 10/15/2012 ρ	2,105,000	2,073,425
9.875%, 10/15/2014	1,515,000	1,431,675
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	2,375,000	2,410,625
9.50%, 08/15/2013	505,000	505,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	3,390,000	3,118,800

		14,290,800

Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	2,705,000	2,995,787
Indalex Holdings Corp., 11.50%, 02/01/2014	1,870,000	1,467,950

		4,463,737

Paper & Forest Products 0.9%
Georgia Pacific Corp., 8.875%, 05/15/2031	2,240,000	2,195,200
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	2,462,000	2,535,860

		4,731,060

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 1.7%
Citizens Communications Co., 7.875%, 01/15/2027	1,085,000	968,363
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	890,000	903,350
Qwest Corp.:
6.50%, 06/01/2017	550,000	518,375
7.50%, 06/15/2023	635,000	584,200

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
7.875%, 09/01/2011	$2,680,000	$2,760,400
8.875%, 03/15/2012	1,365,000	1,446,900
West Corp., 11.00%, 10/15/2016 ρ	1,870,000	1,671,312

		8,852,900

Wireless Telecommunication Services 3.2%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	3,535,000	3,535,000
Cricket Communications, Inc., 9.375%, 11/01/2014 ρ	1,725,000	1,701,281
MetroPCS Communications, Inc., 9.25%, 11/01/2014	3,430,000	3,387,125
Rural Cellular Corp., 8.25%, 03/15/2012	3,600,000	3,762,000
Sprint Nextel Corp.:
6.375%, 05/01/2009	1,235,000	1,216,763
6.90%, 05/01/2019	355,000	293,401
Ser. D, 7.375%, 08/01/2015	1,990,000	1,593,075
Ser. F, 5.95%, 03/15/2014	2,015,000	1,573,528

		17,062,173

UTILITIES 7.3%
Electric Utilities 7.2%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,965,000	4,242,550
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 Š	5,510,000	6,722,200
CMS Energy Corp.:
6.55%, 07/17/2017	300,000	296,172
8.50%, 04/15/2011	325,000	349,684
Edison Mission Energy:
7.00%, 05/15/2017	335,000	340,025
7.20%, 05/15/2019	480,000	486,000
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A ρ	2,710,000	2,899,700
11.25%, 11/01/2017 144A	1,625,000	1,710,313
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 ρ	500,000	492,500
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	433,561	498,595
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	4,625,000	4,821,563
NRG Energy, Inc., 7.375%, 02/01/2016	3,870,000	3,995,775
Orion Power Holdings, Inc., 12.00%, 05/01/2010	4,665,000	5,166,487
Reliant Energy, Inc.:
6.75%, 12/15/2014	4,926,000	5,110,725
7.875%, 06/15/2017 ρ	90,000	94,275
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	300,000	314,250
10.50%, 11/01/2016 144A	50,000	51,438

		37,592,252

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.1%
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	$370,000	$370,000

Total Corporate Bonds (cost $435,246,599)		415,354,137

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.07%, 12/25/2036 (cost $2,548,975)	3,565,000	2,576,603

YANKEE OBLIGATIONS – CORPORATE 11.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	155,000	165,850

ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,280,000	1,363,200
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	7,530,000	5,948,700
9.50%, 12/01/2016	1,180,000	932,200
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,170,000	3,241,325
8.25%, 12/15/2014	1,965,000	2,038,687

		13,524,112

FINANCIALS 2.4%
Consumer Finance 0.8%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013	220,000	235,400
FRN, 8.58%, 06/01/2013	870,000	872,175
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	710,000	670,950
Virgin Media Finance plc, 9.125%, 08/15/2016	2,380,000	2,308,600

		4,087,125

Diversified Financial Services 1.6%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	4,610,000	5,266,925
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	720,000	512,150
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,400,000	2,436,000

		8,215,075

INDUSTRIALS 1.1%
ROAD & RAIL 1.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	2,815,000	2,677,769
9.375%, 05/01/2012	3,133,000	3,281,817

		5,959,586

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INFORMATION TECHNOLOGY 1.2%
Communications Equipment 0.9%
Nortel Networks Corp., 10.125%, 07/15/2013 ρ	$4,760,000	$4,688,600

Semiconductors & Semiconductor Equipment 0.3%
Sensata Technologies, Inc., 8.00%, 05/01/2014	1,375,000	1,289,063

MATERIALS 2.6%
Metals & Mining 2.0%
Evraz Group SA:
8.875%, 04/24/2013 144A	630,000	641,025
9.50%, 04/24/2018 144A	2,005,000	2,055,015
Novelis, Inc., 7.25%, 02/15/2015	8,535,000	7,852,200

		10,548,240

Paper & Forest Products 0.6%
Abitibi Consolidated Company of Canada, 13.75%, 04/01/2011 144A	1,450,000	1,529,750
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A ρ	2,295,000	1,732,725

		3,262,475

TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,270,000	1,258,888
Intelsat, Ltd.:
9.25%, 06/15/2016 ρ	1,290,000	1,307,738
11.25%, 06/15/2016	1,660,000	1,691,125
Vimpel Communications:
8.375%, 04/30/2013 144A	330,000	330,257
9.125%, 04/30/2018 144A	2,035,000	2,040,083

		6,628,091

Total Yankee Obligations – Corporate (cost $60,799,365)		58,368,217

	Shares	Value

COMMON STOCKS 0.2%
INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	17,215	146,500

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	5,955	152,686

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc.	14,321	155,813

Software 0.0%
Microsoft Corp.	4,400	125,488

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

COMMON STOCKS continued
MATERIALS 0.0%
Chemicals 0.0%
Tronox, Inc., Class A ρ	49,854	$159,533

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	21,636	172,871

Total Common Stocks (cost $1,192,645)		912,891

PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Thrifts & Mortgage Finance 0.5%
Fannie Mae, Ser. S, 8.25%	68,420	1,713,237
Freddie Mac, Ser. Z, 8.375% ρ	29,805	763,008

Total Preferred Stocks (cost $2,463,218)		2,476,245

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $1,176,525)	$1,260,000	1,176,525

LOANS 4.1%
CONSUMER DISCRETIONARY 1.1%
Dana Holding Corp., FRN, 6.55%, 01/31/2015 <	285,000	274,745
Fontainebleau Resorts, LLC, FRN, 5.55%, 06/06/2014	585,000	493,319
Idearc, Inc., FRN, 4.80%, 11/17/2014 <	909,307	753,406
Metaldyne Corp., FRN:
7.06%, 01/11/2012 <	864,205	648,154
7.06%, 01/11/2014 <	1,380,774	1,039,184
Ion Media Networks, Inc., FRN, 6.05%, 01/15/2012 <	3,175,000	2,612,803

		5,821,611

ENERGY 0.1%
Saint Acquisition Corp., FRN, 2.80%, 06/05/2014	725,000	540,640

INDUSTRIALS 1.0%
Clarke American Corp., FRN, 5.30%, 02/28/2014	3,225,372	2,732,406
Neff Corp., FRN, 6.30%, 11/30/2014 <	3,655,000	2,679,883

		5,412,289

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

LOANS continued
INFORMATION TECHNOLOGY 0.0%
Freescale Semiconductor, Inc., FRN, 4.80%, 12/01/2013 <	$272,942	$235,958

MATERIALS 1.6%
Abitibi Consolidated Co. of Canada, FRN, 10.80%, 03/31/2009 <	2,324,731	2,299,485
Boise Paper Holdings, LLC, FRN, 5.55%, 02/15/2015	375,000	368,734
MacDermid, Inc., FRN, 5.05%, 04/15/2014	1,370,000	1,894,720
Wimar Co., FRN, 5.30%, 01/03/2012	3,800,000	3,599,474

		8,162,413

TELECOMMUNICATION SERVICES 0.3%
Telesat Canada, Inc., FRN, 5.80%, 09/01/2014	1,545,000	1,465,603

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.80%, 10/10/2014	1,739	1,661

Total Loans (cost $21,547,611)		21,640,175

SHORT-TERM INVESTMENTS 11.9%
CORPORATE BONDS 1.0%
Commercial Banks 0.5%
First Tennessee Bank, FRN, 2.75%, 08/15/2008 ρρ	2,500,000	2,498,583

Insurance 0.5%
Metropolitan Life Global Funding, 2.87%, 08/21/2008 ρρ	2,750,000	2,748,873

		5,247,456

	Shares	Value

MUTUAL FUND SHARES 10.9%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ	57,237,813	57,237,813

Total Short-Term Investments (cost $62,487,813)		62,485,269

Total Investments (cost $587,780,841) 107.9%		564,990,062
Other Assets and Liabilities (7.9%)		(41,538,031)

Net Assets 100.0%		$523,452,031

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Š	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

April 30, 2008

<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	2.0%
AA	0.5%
BBB	6.1%
BB	28.9%
B	48.8%
CCC	13.2%
NR	0.5%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	4.7%
1 to 3 year(s)	14.6%
3 to 5 years	17.3%
5 to 10 years	55.8%
10 to 20 years	4.5%
20 to 30 years	1.9%
Greater than 30 years	1.2%

100.0%

See Notes to Financial Statements

26

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $530,543,028) including $54,009,717 of securities loaned	$507,752,249
Investments in affiliated money market fund, at value (cost $57,237,813)	57,237,813

Total investments	564,990,062
Cash	2,232,781
Segregated cash	840,000
Foreign currency, at value (cost $ 10,170)	9,968
Receivable for securities sold	12,435,315
Receivable for Fund shares sold	473,500
Interest receivable	12,367,021
Receivable for securities lending income	32,715
Premiums paid on credit default swap transactions	197,575
Unrealized gains on forward foreign currency exchange contracts	5,774
Unrealized gains on credit default swap transactions	145,865
Prepaid expenses and other assets	134,551

Total assets	593,865,127

Liabilities
Dividends payable	1,333,820
Payable for securities purchased	11,746,429
Payable for Fund shares redeemed	988,085
Unrealized losses on credit default swap transactions	57,722
Unrealized losses on forward foreign currency exchange contracts	77,829
Premiums received on credit default swap transactions	361,875
Payable for securities on loan	55,723,220
Advisory fee payable	7,079
Distribution Plan expenses payable	8,007
Due to other related parties	1,806
Accrued expenses and other liabilities	107,224

Total liabilities	70,413,096

Net assets	$523,452,031

Net assets represented by
Paid-in capital	$675,685,644
Overdistributed net investment income	(137,343)
Accumulated net realized losses on investments	(129,321,381)
Net unrealized losses on investments	(22,774,889)

Total net assets	$523,452,031

Net assets consists of
Class A	$270,757,652
Class B	108,327,434
Class C	118,638,384
Class I	25,728,561

Total net assets	$523,452,031

Shares outstanding (unlimited number of shares authorized)
Class A	86,551,729
Class B	34,628,983
Class C	37,924,656
Class I	8,224,745

See Notes to Financial Statements

27

STATEMENT OF ASSETS AND LIABILITIES continued

April 30, 2008

Net asset value per share
Class A	$3.13
Class A — Offering price (based on sales charge of 4.75%)	$3.29
Class B	$3.13
Class C	$3.13
Class I	$3.13

See Notes to Financial Statements

28

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

Investment income
Interest	$51,070,852
Income from affiliate	806,978
Dividends	131,665
Securities lending	89,289

Total investment income	52,098,784

Expenses
Advisory fee	2,726,891
Distribution Plan expenses
Class A	863,727
Class B	1,269,446
Class C	1,357,713
Administrative services fee	584,506
Transfer agent fees	1,081,492
Trustees’ fees and expenses	13,781
Printing and postage expenses	83,645
Custodian and accounting fees	187,149
Registration and filing fees	67,293
Professional fees	53,000
Other	17,141

Total expenses	8,305,784
Less: Expense reductions	(56,703)
Expense reimbursements	(134,895)

Net expenses	8,114,186

Net investment income	43,984,598

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(5,360,974)
Foreign currency related transactions	(192)
Credit default swap transactions	(69,538)

Net realized losses on investments	(5,430,704)
Net change in unrealized gains or losses on investments	(48,995,205)

Net realized and unrealized gains or losses on investments	(54,425,909)

Net decrease in net assets resulting from operations	$(10,441,311)

See Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$43,984,598		$50,178,085
Net realized gains or losses on investments		(5,430,704)		2,935,671
Net change in unrealized gains or losses on investments		(48,995,205)		14,090,164

Net increase (decrease) in net assets resulting from operations		(10,441,311)		67,203,920

Distributions to shareholders from
Net investment income
Class A		(21,361,094)		(25,511,393)
Class B		(8,349,395)		(10,353,425)
Class C		(8,933,701)		(11,450,486)
Class I		(2,478,761)		(2,935,746)

Total distributions to shareholders		(41,122,951)		(50,251,050)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	12,599,402	40,291,644	8,872,464	29,361,786
Class B	1,910,604	6,190,668	2,878,309	9,532,702
Class C	2,426,301	7,745,868	3,575,958	11,831,397
Class I	7,743,024	26,003,845	2,598,618	8,626,874

		80,232,025		59,352,759

Net asset value of shares issued in reinvestment of distributions
Class A	4,412,555	14,183,006	5,100,535	16,899,566
Class B	1,242,980	3,995,001	1,480,905	4,906,603
Class C	1,440,882	4,631,294	1,774,970	5,879,356
Class I	267,966	864,515	418,042	1,382,768

		23,673,816		29,068,293

Automatic conversion of Class B shares to Class A shares
Class A	1,175,830	3,743,609	1,001,277	3,327,267
Class B	(1,175,830)	(3,743,609)	(1,001,277)	(3,327,267)

		0		0

Payment for shares redeemed
Class A	(30,235,841)	(97,809,031)	(33,580,433)	(111,126,729)
Class B	(11,623,756)	(37,443,587)	(12,379,615)	(40,950,431)
Class C	(13,549,920)	(43,714,958)	(18,676,545)	(61,740,275)
Class I	(7,767,528)	(25,028,336)	(10,228,849)	(33,976,494)

		(203,995,912)		(247,793,929)

Net decrease in net assets resulting from capital share transactions		(100,090,071)		(159,372,877)

Total decrease in net assets		(151,654,333)		(142,420,007)
Net assets
Beginning of period		675,106,364		817,526,371

End of period		$523,452,031		$675,106,364

Overdistributed net investment income		$(137,343)		$(955,531)

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Income Fund (formerly Evergreen High Yield Bond Fund) (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a

31

NOTES TO FINANCIAL STATEMENTS continued

foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to

32

NOTES TO FINANCIAL STATEMENTS continued

the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

g. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

h. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic

33

NOTES TO FINANCIAL STATEMENTS continued

payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

j. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers, premium amortization and consent fees. During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in capital	$(14,290,217)
Overdistributed net investment income	(2,043,459)
Accumulated net realized losses on investments	16,333,676

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calcu-

34

NOTES TO FINANCIAL STATEMENTS continued

lated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.46% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $134,895.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2008, the Fund paid brokerage commissions of $1,785 to Wachovia Securities, LLC.

35

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended April 30, 2008, EIS received $13,497 from the sale of Class A shares and $23,958, $303,734 and $4,725 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $625,022,947 and $658,314,263, respectively, for the year ended April 30, 2008.

As of year ended April 30, 2008, the Fund had unfunded loan commitments of $3,994,402.

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at April 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

5/14/2008	756,000 EUR	$1,176,133	$1,099,110	$(77,023)
5/14/2008	8,379 EUR	13,034	12,228	(806)
7/8/2008	404,800 EUR	628,159	633,933	5,774

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $134,312 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $54,009,717 and $55,723,220, respectively.

36

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain

12/20/2012	Goldman Sachs	Dow Jones CDX, North American Investment Grade Index	$2,265,000	3.75%	Quarterly	$5,894
12/20/2012	UBS	Dow Jones CDX, North American Investment Grade Index	1,525,000	3.75%	Quarterly	3,968
06/20/2013	Lehman Brothers	Centex Corp., 5.25%, 06/15/2015	740,000	5.12%	Quarterly	42,884
12/13/2049	Goldman Sachs	Markit CMBX North America AJ.3 Index	375,000	1.47%	Quarterly	39,114
12/13/2049	UBS	Markit CMBX North America AAA.3 Index	375,000	0.08%	Quarterly	41,948

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/20/2012	JPMorgan	Dow Jones CDX North American Investment Grade Index	$3,790,000	3.75%	Quarterly	$12,057
06/20/2013	Lehman Brothers	Pulte, Inc., 5.25%, 1/15/2014	740,000	4.17%	Quarterly	(48,583)
06/20/2013	Bank of America	Dow Jones CDX North American Investment Grade Index	580,000	5.00%	Quarterly	(2,739)
06/20/2013	UBS	Dow Jones CDX North American Investment Grade Index	1,355,000	5.00%	Quarterly	(6,400)

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $589,638,464. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,160,272 and $31,808,674, respectively, with a net unrealized depreciation of $24,648,402.

37

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2008, the Fund had $118,191,291 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2014	2015

$38,451,200	$57,513,490	$15,936,101	$1,353,885	$4,936,615

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2008, the Fund incurred and will elect to defer post-October capital and currency losses of $9,272,466 and $192, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/Tax Differences

$1,264,240	$24,648,600	$127,463,949	$(1,385,304)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, passive foreign investment companies, forward contracts and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $41,122,951 and $50,251,050 of ordinary income for the years ended April 30, 2008 and April 30, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES‘ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

38

NOTES TO FINANCIAL STATEMENTS continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended April 30, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

39

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Fund, formerly Evergreen High Yield Bond Fund, a series of the Evergreen Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Fund as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

41

This page left intentionally blank

42

This page left intentionally blank

43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

566660 rv5 06/2008

Evergreen U.S. Government Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	STATEMENT OF CASH FLOWS
25	NOTES TO FINANCIAL STATEMENTS
34	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen U.S. Government Fund for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period. These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before falling in late 2007 and early 2008

1

LETTER TO SHAREHOLDERS continued

and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S. Government Fund, Evergreen Core

2

LETTER TO SHAREHOLDERS continued

Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo
• Karen DiMeglio

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 1/11/1993
	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

Average annual return*

1-year with sales charge	0.43%	-0.31%	3.69%	N/A

1-year w/o sales charge	5.47%	4.69%	4.69%	5.74%

5-year	2.43%	2.35%	2.70%	3.73%

10-year	4.41%	4.16%	4.16%	5.20%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.47% for the twelve-month period ended April 30, 2008, excluding any applicable sales charges. During the same period, the LBITGBI returned 9.26%.

The fund’s objective is to seek to achieve a high level of current income consistent with stability of principal.

The fund’s underperformance relative to the benchmark was largely due to its exposure to mortgage-backed securities (MBS) during a period when all securitized assets significantly lagged U.S. Treasuries. The fiscal year began in May 2007 amid evidence that the domestic economy was continuing to expand after weathering a housing slump earlier in the year. Corporate bonds continued to perform well as investors sought out higher yields. The Federal Reserve Board (the “Fed”) indicated it was more concerned about inflationary pressures than about any potential drags on the economy, and it held the key fed funds rate unchanged at the 5.25% level where it had been for more than a year. That environment began to change in June 2007 amid mounting evidence that weakness in housing and problems in subprime mortgages were becoming more of a threat to the economy. Many major financial institutions, both domestic and international, began reporting significant losses from their subprime mortgage investments. Problems originating in the subprime market led to a massive deleveraging of the financial system and a seizing up of the fixed income markets. Investors typically sought out higher-quality bonds, most notably Treasuries, as evidence accumulated of a growing liquidity crunch affecting lending activities. In this general flight to quality, Treasuries outperformed all other sectors of the fixed income markets for the remainder of the fiscal year as the financial markets remained mired in a liquidity crunch. To relieve this credit crunch and inject liquidity into the financial markets, the Fed, in a series of actions starting in September 2007 and continuing through the end of the fiscal year in April 2008, provided funds to financial institutions. The Fed also lowered the fed funds rate from 5.25% to 2.00% and announced a series of other policy moves to ease lending activity.

For most of the period, we kept the fund’s duration—or exposure to changes in interest rates—consistent with that of the LBITGBI, and this neutral duration position had minimal impact on results. The fund typically invests in a diversified mix of government-backed bonds

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of April 30, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY continued

including pass-through mortgages and FNMA Delegated Underwriting and Servicing (DUS) bonds which have yield advantages—or spreads—over Treasuries. In most environments this strategy has provided additional yield to the fund and added to the overall performance relative to the market. In a liquidity crisis and flight to quality, however, these high-quality assets are often the ones that are most affected. The fund held a minimal allocation to U.S. Treasuries and Agency Debentures over the course of the year, particularly as yield spreads widened last fall. For most major sectors of the market, yield spreads reached record levels in November 2007. As we moved into 2008, problems in the subprime market continued to weigh on investors and confidence in the financial system remained low. Financial institutions typically continued to struggle as they attempted to value the subprime mortgages held on their balance sheets and shore up capital positions. Spread sectors, which were already historically cheap, underperformed even more in the first three months of 2008 and the fund’s performance was negatively impacted. While the fund did not own any subprime mortgages, performance, nevertheless, was hurt by the fallout from the subprime crisis. The use of MBS and DUS bonds in place of Agency debt tended to detract from results during a period in which the markets did not reward any credit risk.

The Fed’s efforts to provide liquidity and shore up the financial system began to take hold in mid-March 2008 and the market tone began to improve. In the last months of the fiscal year, spreads on securitized government bonds began to narrow significantly and the performance of the fund began to improve.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,029.93	$4.59
Class B	$1,000.00	$1,026.16	$8.36
Class C	$1,000.00	$1,026.16	$8.36
Class I	$1,000.00	$1,031.26	$3.33
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.34	$4.57
Class B	$1,000.00	$1,016.61	$8.32
Class C	$1,000.00	$1,016.61	$8.32
Class I	$1,000.00	$1,021.58	$3.32

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C and 0.66% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.46	0.44	0.32[1]	0.24[1]	0.19[1]
Net realized and unrealized gains or losses on investments	0.06	0.17	(0.24)	0.19	(0.16)

Total from investment operations	0.52	0.61	0.08	0.43	0.03

Distributions to shareholders from
Net investment income	(0.47)	(0.45)	(0.36)	(0.30)	(0.29)

Net asset value, end of period	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	5.47%	6.37%	0.82%	4.37%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$207,060	$73,875	$77,581	$93,826	$109,172
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%	0.95%	0.98%	1.00%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.99%	0.99%	1.00%	1.01%
Net investment income (loss)	4.59%	4.60%	3.18%	2.38%	1.86%
Portfolio turnover rate	377%[3]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.38	0.38[1]	0.24[1]	0.17[1]	0.12[1]
Net realized and unrealized gains or losses on investments	0.07	0.16	(0.23)	0.19	(0.16)

Total from investment operations	0.45	0.54	0.01	0.36	(0.04)

Distributions to shareholders from
Net investment income	(0.40)	(0.38)	(0.29)	(0.23)	(0.22)

Net asset value, end of period	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	4.69%	5.60%	0.12%	3.64%	(0.40)%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,201	$12,653	$16,747	$25,452	$37,270
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%	1.69%	1.69%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.66%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	3.84%	3.83%	2.45%	1.67%	1.16%
Portfolio turnover rate	377%[3]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.38[1]	0.38[1]	0.25[1]	0.17[1]	0.12[1]
Net realized and unrealized gains or losses on investments	0.07	0.16	(0.24)	0.19	(0.16)

Total from investment operations	0.45	0.54	0.01	0.36	(0.04)

Distributions to shareholders from
Net investment income	(0.40)	(0.38)	(0.29)	(0.23)	(0.22)

Net asset value, end of period	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	4.69%	5.60%	0.12%	3.64%	(0.40)%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,746	$7,669	$7,973	$9,820	$14,207
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%	1.69%	1.69%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.66%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	3.81%	3.86%	2.47%	1.67%	1.17%
Portfolio turnover rate	377%[3]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.49	0.47	0.35[1]	0.27[1]	0.22[1]
Net realized and unrealized gains or losses on investments	0.06	0.17	(0.24)	0.19	(0.16)

Total from investment operations	0.55	0.64	0.11	0.46	0.06

Distributions to shareholders from
Net investment income	(0.50)	(0.48)	(0.39)	(0.33)	(0.32)

Net asset value, end of period	$10.02	$9.97	$9.81	$10.09	$9.96

Total return	5.74%	6.66%	1.12%	4.68%	0.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$733,387	$479,015	$436,890	$436,431	$427,356
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.66%	0.69%	0.69%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.66%	0.69%	0.69%	0.70%	0.71%
Net investment income (loss)	4.82%	4.88%	3.48%	2.69%	2.15%
Portfolio turnover rate	377%[2]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.8%
FIXED-RATE 11.9%
FNMA:
4.75%, 07/01/2012	$963,315	$974,615
5.08%, 02/01/2016-03/01/2016 ##	11,253,653	11,302,306
5.15%, 11/01/2017	4,148,023	4,188,561
5.31%, 04/01/2016	3,200,000	3,273,816
5.37%, 12/01/2024	912,017	906,470
5.50%, 04/01/2016	7,680,000	7,946,837
5.55%, 05/01/2016	3,300,000	3,424,644
5.63%, 02/01/2018	1,177,723	1,172,306
5.64%, 12/01/2013	3,000,000	3,139,783
5.65%, 08/01/2022	1,589,636	1,620,113
5.66%, 12/01/2016	1,732,000	1,786,600
5.67%, 03/01/2016-11/01/2021 ##	12,692,960	13,139,796
5.68%, 08/01/2016-04/01/2021 ##	12,670,839	13,151,339
5.70%, 03/01/2016	1,030,902	1,079,203
5.75%, 05/01/2021	3,887,734	4,006,393
5.79%, 10/01/2017-12/01/2017	3,295,345	3,398,689
5.82%, 12/01/2036	846,722	868,933
5.94%, 03/01/2017	7,043,878	7,514,796
5.95%, 06/01/2024	1,959,036	2,041,964
5.97%, 12/01/2017	1,395,428	1,441,812
6.07%, 09/01/2013	3,099,286	3,247,370
6.08%, 01/01/2019	6,204,504	6,464,597
6.18%, 06/01/2013	9,376,856	9,904,679
6.32%, 08/01/2012	2,935,170	3,122,112
6.35%, 08/01/2009-10/01/2009	1,054,325	1,068,475
6.65%, 05/01/2016	1,602,337	1,746,794
6.80%, 04/01/2017 ☐	392,577	392,577
7.48%, 01/01/2025	1,144,356	1,243,767
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	878,180	910,185

		114,479,532

FLOATING-RATE 0.9%
FHLMC, 5.80%, 03/01/2037	8,669,792	8,870,454

Total Agency Commercial Mortgage-Backed Securities (cost $121,965,050)		123,349,986

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 28.3%
FIXED-RATE 2.5%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	332,412	73,759
Ser. 1807, Class C, 6.00%, 12/15/2008	34,397	34,630
Ser. 2043, Class ZP, 6.50%, 04/15/2028	529,701	549,441
Ser. 2046, Class G, 6.50%, 04/15/2028	305,608	318,214
Ser. 2058, Class TE, 6.50%, 05/15/2028	317,819	330,535
Ser. 2072, Class A, 6.50%, 07/15/2028	1,168,167	1,219,799

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2078, Class PE, 6.50%, 08/15/2028	$587,330	$610,194
Ser. 2173, Class Z, 6.50%, 07/15/2029	823,721	858,400
Ser. 2262, Class Z, 7.50%, 10/15/2030	260,291	276,601
Ser. 2326, Class ZP, 6.50%, 06/15/2031	26,063	27,118
Ser. 2367, Class BC, 6.00%, 04/15/2016	1,108	1,106
Ser. 2461 Class PZ, 6.50%, 06/15/2032	708,949	742,021
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	894,449	51,807
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,616,176	2,709,008
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	122,811	30,664
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	615,380	648,328
Ser. 1999, Class LH, 6.50%, 11/25/2029	387,785	403,351
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	266,890	278,229
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	640,403	666,004
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,190,000	1,218,219
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,437,208	2,569,099
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	830,478	830,895
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	320,570	75,582
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,914,591	700,036
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	81,336	81,166
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	4,794,669	5,131,256
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	3,914,388
GNMA, Ser. 2002-025, Class B, 6.21%, 03/16/2021	217,838	219,767

		24,569,617

FLOATING-RATE 25.8%
FHLMC:
Ser. 06, Class B, 3.54%, 03/25/2023	634,222	631,342
Ser. 1220, Class A, 3.10%, 02/15/2022	263,970	262,684
Ser. 1370, Class JA, 3.90%, 09/15/2022	239,645	241,658
Ser. 1498, Class I, 3.90%, 04/15/2023	154,588	155,934
Ser. 1533, Class FA, 3.85%, 06/15/2023	54,445	54,822
Ser. 1616, Class FB, 4.46%, 11/15/2008	164,363	164,508
Ser. 1671, Class TA, 3.25%, 02/15/2024	459,744	456,466
Ser. 1687, Class FA, 4.61%, 02/15/2009	915,118	917,166
Ser. 1699, Class FB, 3.75%, 03/15/2024	930,646	934,145
Ser. 1939, Class FB, 3.75%, 04/15/2027	377,908	379,329
Ser. 2005-S001, Class 1A2, 3.05%, 09/25/2035	3,177,143	3,134,294
Ser. 2030, Class F, 3.22%, 02/15/2028	776,835	764,902
Ser. 2156, Class FQ, 3.07%, 05/15/2029	4,283,481	4,260,114
Ser. 2181, Class PF, 3.12%, 05/15/2029	368,243	360,676
Ser. 2315, Class FD, 3.22%, 04/15/2027	269,655	265,486
Ser. 2325 Class FP, 3.62%, 06/15/2031	5,292,252	5,301,244

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2334, Class FO, 3.69%, 07/15/2031 ##	$10,168,137	$10,194,167
Ser. 2380, Class FL, 3.32%, 11/15/2031 ##	12,412,878	12,348,151
Ser. 2388, Class FG, 3.22%, 12/31/2031	2,566,634	2,551,507
Ser. 2395, Class FD, 3.32%, 05/15/2029	3,186,603	3,175,635
Ser. 2399, Class XF, 3.67%, 01/15/2032	12,125,818	12,216,435
Ser. 2401, Class FA, 3.37%, 07/15/2029	1,111,200	1,098,033
Ser. 2436, Class FA, 3.72%, 03/15/2032	11,463,519	11,573,642
Ser. 2481, Class FE, 3.72%, 03/15/2032	10,636,054	10,684,981
Ser. 2504, Class FP, 3.22%, 03/15/2032	2,150,032	2,118,910
Ser. 2515, Class FP, 3.12%, 10/15/2032	2,035,267	2,002,929
Ser. 2691, Class FC, 3.42%, 10/15/2033	2,089,554	2,076,475
Ser. 3136, Class SA, IIFRN, 46.40%, 04/15/2036	2,015,329	3,942,968
Ser. 3425, Class JS, IIFRN, 17.90%, 10/15/2035	455,098	420,554
Ser. T-66, Class 2A1, 7.12%, 01/25/2036 ## ☐	27,430,686	29,200,513
Ser. T-67, Class 1A1C, 7.23%, 03/25/2036 ## ☐	28,934,137	31,102,750
Ser. T-67, Class 2A1C, 7.17%, 03/25/2036	8,567,058	9,268,022
Ser. T-75, Class A1, 2.94%, 11/25/2036 ##	13,804,059	13,594,928
FNMA:
Ser. 1991, Class F:
3.76%, 05/25/2021	592,732	599,235
4.21%, 11/25/2021	130,682	132,440
Ser. 1991, Class FA, 3.81%, 04/25/2021	21,942	21,951
Ser. 1993-221, Class FH, 4.01%, 12/25/2008	434,417	435,616
Ser. 1994-84, Class F, 3.51%, 02/25/2024	471,462	466,078
Ser. 1997-34, Class F, 3.56%, 10/25/2023	2,648,923	2,657,082
Ser. 1997-49, Class F, 3.22%, 06/17/2027	392,459	385,273
Ser. 1999-49, Class F, 3.30%, 05/25/2018	780,667	777,787
Ser. 2000-32, Class FM, 3.18%, 10/18/2030	420,048	412,399
Ser. 2001-53, Class CF, 3.30%, 10/25/2031	33,002	32,944
Ser. 2002-07, Class FB, 3.30%, 02/25/2028	254,915	249,776
Ser. 2002-13, Class FE, 3.80%, 02/27/2031	3,475,831	3,475,240
Ser. 2002-41, Class F, 3.45%, 07/25/2032	3,021,347	2,998,780
Ser. 2002-52, Class FG, 3.40%, 09/25/2032 ##	11,357,600	11,159,978
Ser. 2002-67, Class FA, 3.90%, 11/25/2032	8,352,194	8,512,449
Ser. 2002-68, Class FN, 3.18%, 10/18/2032	3,811,636	3,846,509
Ser. 2002-77, Class F, 3.50%, 12/25/2032 ##	13,362,145	13,216,472
Ser. 2002-77, Class FA, 3.73%, 10/18/2030	6,305,295	6,431,897
Ser. 2002-77, Class FG, 3.28%, 12/18/2032	1,332,102	1,343,272
Ser. 2002-W5, Class A27, 3.40%, 11/25/2030	1,908,743	1,900,898
Ser. 2003-011, Class DF, 3.35%, 02/25/2033	2,264,482	2,270,115
Ser. 2003-011, Class FE, 3.40%, 12/25/2033	545,456	531,585
Ser. 2003-024, Class FL, 3.35%, 04/25/2018	2,629,358	2,619,471
Ser. 2003-102, Class FT, 3.30%, 10/25/2033	2,276,688	2,273,489

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2006-72, Class GS, IIFRN, 26.24%, 08/25/2036	$1,067,768	$1,283,873
Ser. G93, Class FH, 4.06%, 04/25/2023	132,363	133,546
GNMA:
Ser. 1999-40, Class FL, 3.32%, 02/17/2029	188,339	186,113
Ser. 1999-43, Class FA, 3.16%, 11/16/2029	926,966	919,484
Ser. 2000-36, Class FG, 3.30%, 11/20/2030	343,437	337,517
Ser. 2001-21, Class FB, 3.11%, 01/16/2027	467,484	459,780
Ser. 2001-22, Class FG, 3.06%, 05/16/2031	768,539	758,920
Ser. 2002-15, Class F, 3.26%, 02/16/2032	602,849	594,240
Ser. 2002-26, Class C, 6.01%, 02/16/2024	981,021	1,057,310
Ser. 2006-47, Class SA, IO, 4.09%, 08/16/2036	1,420,304	138,172

		248,475,061

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $270,799,508)		273,044,678

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 71.1%
FIXED-RATE 58.7%
FHLMC:
6.00%, 05/01/2018-10/01/2032	2,823,638	2,922,940
6.50%, 04/01/2018-07/01/2031	2,442,275	2,557,708
7.00%, 12/01/2023-05/01/2029	201,701	214,494
7.50%, 04/01/2023-08/01/2028	1,270,640	1,375,441
8.00%, 08/01/2023-11/01/2028	442,951	478,444
8.50%, 07/01/2022-08/01/2026	75,166	83,184
9.00%, 01/01/2017-10/01/2024	183,100	201,509
9.50%, 09/01/2016-05/01/2021	57,572	63,772
10.00%, 08/01/2017-08/01/2020	2,254	2,588
10.50%, 02/01/2019-05/01/2020	116,701	136,371
FHLMC 15 year, 5.50%, TBA #	30,000,000	30,412,500
FHLMC 30 year:
5.50%, TBA #	120,000,000	120,468,720
6.00%, TBA #	90,340,000	92,189,170
6.50%, TBA #	44,800,000	46,242,000
FNMA:
4.12%, 09/01/2010	1,399,292	1,401,412
4.98%, 01/01/2020	934,001	922,578
5.00%, 06/01/2033-03/01/2034	6,535,756	6,452,838
5.07%, 04/01/2038 ##	20,927,599	21,038,581
5.12%, 01/01/2016	2,494,488	2,548,039
5.24%, 12/01/2012	732,084	745,789
5.39%, 01/01/2024	3,722,848	3,759,914
5.50%, 05/01/2024-05/01/2037 ##	42,546,709	42,735,107
5.55%, 09/01/2019	6,485,747	6,514,797
5.75%, 02/01/2009	1,742,549	1,770,429

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.00%, 03/01/2024 ##	$571,618	$593,268
6.00%, 11/01/2028-04/01/2033	20,875,140	21,498,101
6.50%, 06/01/2017-01/01/2048	20,550,104	21,211,299
7.00%, 11/01/2026-10/01/2047	17,112,477	17,872,969
7.50%, 12/01/2017-01/01/2033	2,139,806	2,312,338
8.00%, 08/01/2020-02/01/2030	2,179,517	2,360,665
8.50%, 08/01/2014-08/01/2029	377,274	414,189
9.00%, 06/01/2021-04/01/2025	265,627	287,588
9.50%, 10/01/2020-02/01/2023	32,139	35,482
11.00%, 01/01/2016	24,964	26,431
11.25%, 02/01/2016	85,378	96,725
FNMA 30 year:
5.00%, TBA #	88,125,000	86,417,578
6.00%, TBA #	20,000,000	20,351,563
GNMA:
6.00%, 02/15/2009-08/20/2034	3,965,857	4,078,858
6.50%, 12/15/2025-09/20/2033	553,237	575,336
7.00%, 12/15/2022-05/15/2032	453,684	486,319
7.34%, 10/20/2021-09/20/2022	552,821	590,236
7.50%, 02/15/2022-06/15/2032	805,579	870,420
8.00%, 04/15/2023-06/15/2025	87,979	96,285
8.50%, 07/15/2016	2,198	2,402
9.00%, 03/15/2009-04/15/2021	105,223	115,209
10.00%, 12/15/2018	63,990	72,560
14.00%, 02/15/2012-06/15/2012	204,853	238,272

		565,842,418

FLOATING-RATE 12.4%
FHLMC, 5.89%, 02/01/2037 ##	11,702,971	12,004,289
FNMA:
4.125%, 12/25/2025 ##	13,283,954	13,348,630
5.17%, 02/01/2035 ##	9,369,923	9,419,897
5.22%, 01/01/2038	5,286,753	5,322,166
5.23%, 07/01/2032	3,866,892	3,962,754
5.27%, 11/01/2030	564,330	577,562
5.28%, 04/01/2029-10/01/2041	5,105,516	5,196,213
5.33%, 09/01/2041 ##	7,436,174	7,482,010
5.48%, 06/01/2040-01/01/2041	6,416,379	6,500,246
6.52%, 01/01/2011	10,765	10,925
6.54%, 11/01/2033-04/01/2036 ##	29,570,387	31,549,223
6.58%, 11/01/2018	260,232	277,605
6.74%, 07/01/2025	280,499	289,492
7.35%, 05/01/2030	307,927	322,548

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
SBA:
2.58%, 08/25/2031	$905,315	$903,458
2.60%, 09/25/2030-11/25/2030	1,497,163	1,495,836
2.625%, 03/25/2027-03/25/2035	3,199,143	3,241,975
2.66%, 10/25/2029-11/25/2029	10,284,204	10,311,832
2.68%, 10/25/2031	7,038,593	7,174,931

		119,391,592

Total Agency Mortgage-Backed Pass Through Securities (cost $679,320,403)		685,234,010

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.1%
FHLMC:
Ser. 2406, Class FP, 3.70%, 01/15/2032	3,624,405	3,654,437
Ser. 2406, Class PF, 3.70%, 12/15/2031	3,491,926	3,502,297
Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,033,181	1,093,674
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	244,236	261,927
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,233,587	2,394,364
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,665,858	3,980,132
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	361,194	387,805
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,108,204	1,192,517
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,839,750	1,909,067
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,641,300	1,733,918

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $19,939,812)		20,110,138

ASSET-BACKED SECURITIES 0.6%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 3.375%, 05/25/2034	778,579	766,724
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030	370,000	367,489
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036	250,000	250,800
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 3.06%,
01/20/2035	350,456	341,682
Lehman XS Trust:
Ser. 2005-02, Class 2A1B, 5.18%, 08/25/2035	242,476	244,062
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035	215,919	210,473
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036	369,495	363,695
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.59%, 02/08/2047
144A + » •	4,000,000	2,782,920
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036	380,000	381,733

Total Asset-Backed Securities (cost $6,963,808)		5,709,578

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 1.4%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%, 10/10/2011	$1,025,000	$1,015,857
First Union-Lehman Brothers-Bank of America, Ser. 1998-C2, Class A2, 6.56%, 11/18/2035	37,601	37,528
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	660,091
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	950,000	945,844
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	790,000
Morgan Stanley Capital, Inc., Ser. 1998-HF2, Class F, 6.01%, 11/15/2030 144A	5,935,000	5,985,614
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	3,618,000	3,737,394

		13,172,328

FLOATING-RATE 1.0%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 3.42%, 11/15/2019 144A	1,900,000	1,907,553
Ser. 2004-TF2A, Class J, 3.67%, 11/15/2019 144A	1,828,000	1,835,266
Ser. 2005-TFLA, Class J, 3.67%, 02/15/2020 144A	961,000	973,238
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 2.79%, 06/15/2022 144A	5,578,824	5,529,674

		10,245,731

Total Commercial Mortgage-Backed Securities (cost $23,225,026)		23,418,059

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds, 5.50%, 08/15/2028	6,500,000	7,344,493
U.S. Treasury Notes:
4.25%, 11/15/2017 ρ	18,000,000	18,703,134
4.75%, 12/31/2008-08/15/2017 ρ	20,600,000	21,712,310

Total U.S. Treasury Obligations (cost $47,829,139)		47,759,937

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 5.3%
FIXED-RATE 3.6%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036	168,189	168,927
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	5,325,250
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	8,927,247
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	3,699,365
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	10,534,909	10,252,606
Residential Accredit Loans, Inc.:
Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	4,599,544
Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036	423,850	423,886
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	881,513	874,484

		34,271,309

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 1.7%
Countrywide Home Loans, Inc., Ser. 2004-29, Class 3A1, 5.93%, 02/25/2035	$8,265,006	$8,279,838
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003 AR2, 5.35%, 02/25/2033	8,107,650	7,974,604
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	335,693	335,944
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	109,626	109,748

		16,700,134

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $52,583,417)		50,971,443

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 (cost $10,911,537)	10,944,028	9,185,067

YANKEE OBLIGATIONS–CORPORATE 3.4%
FINANCIALS 3.4%
Diversified Financial Services 3.4%
MMCAPS Funding XIX, Ltd, FRN, 3.46%, 01/12/2038 144A	5,000,000	3,781,100
Preferred Term Securities IV, Ltd., FRN, 5.05%, 12/23/2031 144A	4,312,610	4,121,173
Preferred Term Securities V, Ltd., FRN, 4.71%, 04/03/2032 144A	4,877,100	4,642,999
Preferred Term Securities VI, Ltd., FRN, 4.41%, 07/03/2032 144A	835,709	826,642
Preferred Term Securities XII, Ltd., FRN, 4.42%, 12/24/2033 144A	5,000,000	4,762,400
Preferred Term Securities XIV, Ltd., FRN:
3.40%, 06/24/2034 144A	1,050,000	1,062,466
4.37%, 06/24/2034 144A	12,500,000	11,565,625
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.47%, 01/25/2035 144A	2,200,000	2,041,226

Total Yankee Obligations–Corporate (cost $35,433,631)		32,803,631

	Shares	Value

PREFERRED STOCKS 0.2%
FINANCIALS 0.2%
Thrifts & Mortgage Finance 0.2%
Freddie Mac, Ser. Z, 8.375% ρ (cost $2,000,000)	80,000	2,048,000

SHORT-TERM INVESTMENTS 10.8%
MUTUAL FUND SHARES 10.8%
Evergreen Institutional Money Market Fund, Class I, 2.78% ø q ρρ	15,578,053	15,578,053
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% ø q ##	88,220,005	88,220,005

Total Short-Term Investments (cost $103,798,058)		103,798,058

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2008

Value

Total Investments (cost $1,374,769,389) 142.8%	$1,377,432,585
Other Assets and Liabilities (42.8%)	(413,038,536)

Net Assets 100.0%	$964,394,049

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
»

Security has defaulted on its payment of interest and/or principal subsequent to the date of this report and is currently valued at a fair value price of $0 as determined by the investment advisor, in good faith, according to procedures approved by the Board of Trustees.

•	The fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	11.9%
1 to 3 year(s)	11.2%
3 to 5 years	25.2%
5 to 10 years	49.8%
10 to 20 years	1.4%
Greater than 30 years	0.5%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	92.0%
AA	1.0%
A	7.0%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $1,270,971,331) including $37,281,299 of securities loaned	$1,273,634,527
Investments in affiliated money market funds, at value (cost $103,798,058)	103,798,058

Total investments	1,377,432,585
Receivable for securities sold	397,139,212
Principal paydown receivable	720,154
Receivable for Fund shares sold	1,475,936
Interest receivable	5,048,969
Receivable for securities lending income	12,406
Prepaid expenses and other assets	52,131

Total assets	1,781,881,393

Liabilities
Dividends payable	1,111,452
Payable for securities purchased	794,082,018
Payable for Fund shares redeemed	3,481,665
Unrealized losses on credit default swap transactions	2,103,856
Premiums received on credit default swap transactions	581,694
Payable for securities on loan	15,578,053
Due to custodian bank	436,151
Advisory fee payable	10,257
Distribution Plan expenses payable	2,060
Due to other related parties	3,192
Accrued expenses and other liabilities	96,946

Total liabilities	817,487,344

Net assets	$964,394,049

Net assets represented by
Paid-in capital	$971,464,430
Undistributed net investment income	944,150
Accumulated net realized losses on investments	(8,573,871)
Net unrealized gains on investments	559,340

Total net assets	$964,394,049

Net assets consists of
Class A	$207,060,103
Class B	12,200,814
Class C	11,745,755
Class I	733,387,377

Total net assets	$964,394,049

Shares outstanding (unlimited number of shares authorized)
Class A	20,654,792
Class B	1,217,040
Class C	1,171,679
Class I	73,157,748

Net asset value per share
Class A	$10.02
Class A — Offering price (based on sales charge of 4.75%)	$10.52
Class B	$10.02
Class C	$10.02
Class I	$10.02

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

Investment income
Interest	$44,412,397
Income from affiliate	1,625,253
Securities lending	60,242
Dividends	53,972

Total investment income	46,151,864

Expenses
Advisory fee	3,312,137
Distribution Plan expenses
Class A	629,391
Class B	117,200
Class C	94,584
Administrative services fee	838,020
Transfer agent fees	869,423
Trustees’ fees and expenses	24,971
Printing and postage expenses	56,645
Custodian and accounting fees	344,268
Registration and filing fees	52,528
Professional fees	52,123
Interest expense	17,754
Other	11,005

Total expenses	6,420,049
Less: Expense reductions	(19,990)
Expense reimbursements	(97,788)

Net expenses	6,302,271

Net investment income	39,849,593

Net realized and unrealized gains or losses on investments
Net realized gains or losses:
Securities	9,483,645
Credit default swap transactions	22,714
Total return swap transactions	(2,460,060)

Net realized gains on investments	7,046,299
Net change in unrealized gains or losses on investments	472,997

Net realized and unrealized gains or losses on investments	7,519,296

Net increase in net assets resulting from operations	$47,368,889

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$39,849,593		$26,183,752
Net realized gains or losses on investments		7,046,299		(415,925)
Net change in unrealized gains or losses on investments		472,997		9,001,559

Net increase in net assets resulting from operations		47,368,889		34,769,386

Distributions to shareholders from
Net investment income
Class A		(10,087,979)		(3,445,960)
Class B		(468,754)		(564,283)
Class C		(374,996)		(294,916)
Class I		(30,246,347)		(21,740,316)

Total distributions to shareholders		(41,178,076)		(26,045,475)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,615,301	16,164,426	859,580	8,489,247
Class B	458,141	4,614,620	228,197	2,246,261
Class C	692,521	6,954,001	170,228	1,688,996
Class I	38,278,593	382,122,548	12,147,068	120,215,524

		409,855,595		132,640,028

Net asset value of shares issued in reinvestment of distributions
Class A	767,662	7,668,531	263,381	2,608,321
Class B	30,791	307,403	39,575	391,753
Class C	24,717	247,292	19,966	197,719
Class I	2,067,300	20,671,365	1,642,616	16,271,000

		28,894,591		19,468,793

Automatic conversion of Class B shares to Class A shares
Class A	138,726	1,389,206	109,899	1,083,270
Class B	(138,726)	(1,389,206)	(109,899)	(1,083,270)

		0		0

Payment for shares redeemed
Class A	(9,513,821)	(94,322,134)	(1,728,671)	(17,088,408)
Class B	(402,896)	(4,016,244)	(595,371)	(5,881,001)
Class C	(315,032)	(3,142,442)	(233,476)	(2,306,414)
Class I	(15,253,417)	(152,479,467)	(10,262,151)	(101,536,649)

		(253,960,287)		(126,812,472)

Net asset value of shares issued in acquisition
Class A	20,234,248	200,202,084	0	0
Net increase in net assets resulting from capital share transactions		384,991,983		25,296,349

Total increase in net assets		391,182,796		34,020,260
Net assets
Beginning of period		573,211,253		539,190,993

End of period		$964,394,049		$573,211,253

Undistributed (overdistributed) net investment income		$944,150		$(345,257)

See Notes to Financial Statements

23

STATEMENT OF CASH FLOWS

April 30, 2008

Decrease in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$47,368,889
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(4,841,420,064)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	4,318,840,814
Proceeds from swap transactions	657,529
Payments made on swap transactions	(3,094,875)
Purchases of short-term investment securities, net	(46,506,898)
Premiums received on credit default swap transactions	581,694
Increase in interest receivable	(1,852,132)
Increase in receivable for securities sold	(234,353,507)
Increase in receivable for Fund shares sold	(553,608)
Increase in other assets	(29,663)
Increase in payable for securities purchased	408,615,229
Increase in payable for securities on loan	9,620,437
Increase in payable for Fund shares redeemed	2,506,231
Decrease in accrued expenses	(2,505)
Unrealized depreciation on investments	1,887,833
Net realized gain on investments	(7,046,299)

Net cash used in operating activities	(344,780,895)

Cash Flows from Financing Activities:
Increase in additional paid-in capital	356,097,392
Cash distributions paid	(11,752,648)

Net cash provided by financing activities	344,344,744

Net decrease in cash	$(436,151)

Cash:
Beginning of period	$0

End of period	$(436,151)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

25

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial

26

NOTES TO FINANCIAL STATEMENTS continued

institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

27

NOTES TO FINANCIAL STATEMENTS continued

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

j. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions, expiration of capital loss carryovers, overdistributed net investment income and swap contracts.

During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in capital	$(2,528,718)
Undistributed net investment income	2,617,890
Accumulated net realized losses on investments	(89,172)

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

28

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.39% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $97,788.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended April 30, 2008, EIS received $4,677 from the sale of Class A shares and $24,519 and $254 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

29

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas U.S. Government and Mortgage Securities Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas U.S. Government and Mortgage Securities Fund at an exchange ratio of 1.00 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $2,360,830. The aggregate net assets of the Fund and Atlas U.S. Government and Mortgage Securities Fund immediately prior to the acquisition were $570,150,705 and $200,202,084, respectively. The aggregate net assets of the Fund immediately after the acquisition were $770,352,789.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$4,468,725,750	$173,666,971	$4,093,305,723	$97,911,356

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $78,648 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $37,281,299 and $37,981,709, respectively. Of the total value of the collateral received for securities on loan, $22,403,656 represents the market value of U.S government agency securities received as non-cash collateral.

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payment	Frequency of Payments Made	Unrealized Loss

12/13/2049	UBS	CMBX North America AA Index	$10,000,000	0.27%	Quarterly	$2,103,856

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,374,775,517. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,131,972 and $11,474,904, respectively, with a net unrealized appreciation of $2,657,068.

As of April 30, 2008, the Fund had $8,567,743 in capital loss carryovers for federal income tax purposes with $1,572,729 expiring in 2014 and $6,995,014 expiring in 2015.

30

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	Capital Loss Carryovers	Temporary Book/Tax Differences

$2,657,068	$8,567,743	$(1,159,706)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $41,178,076 and $26,045,475 of ordinary income for the years ended April 30, 2008 and April 30, 2007, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which

31

NOTES TO FINANCIAL STATEMENTS continued

is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended April 30, 2008, the Fund had no borrowings.

During the year ended April 30, 2008, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $298,384 with a weighted average interest rate of 5.95% and paid interest of $17,754.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157

32

NOTES TO FINANCIAL STATEMENTS continued

will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Fund, a series of the Evergreen Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statement of cash flows for the year then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Fund as of April 30, 2008, the results of its operations, changes in its net assets, its cash flows and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566663 rv5 06/2008

Evergreen Institutional Motgage Portfolio

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Mortgage Portfolio for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period. These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before

1

LETTER TO SHAREHOLDERS continued

falling in late 2007 and early 2008 and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S.

2

LETTER TO SHAREHOLDERS continued

Government Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio Inception date: 6/19/2002

Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

Average annual return

1-year	0.14%

5-year	3.05%

Since portfolio inception	3.69%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 0.14% for the twelve-month period ended April 30, 2008. During the same period, the MLMMI returned 7.50%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

While the fund maintained a high credit quality, with an average credit rating of AAA, the exposure to commercial mortgage backed securities (CMBS) and pass-through securities tended to hold back results during a period when U.S. Treasuries and U.S. agency-backed securities outperformed. The fiscal year began in May 2007 amid evidence that the domestic economy was continuing to expand after weathering a housing slump earlier in the year. The Federal Reserve Board (the “Fed”) indicated it was more concerned about inflationary pressures than about any drags on the economy, and it held the key fed funds rate unchanged at the 5.25% level where it had been for more than a year. That environment began to change in June 2007 amid mounting evidence that weakness in housing and problems in subprime mortgages were becoming more of a threat to the economy. Many major financial institutions, both domestic and international, began reporting significant losses from their subprime mortgage investments. The problems in the subprime market led to a massive deleveraging of the financial system and a seizing up of the fixed income markets. Investors typically sought out higher-quality bonds, most notably Treasuries, as evidence accumulated of a growing liquidity crunch affecting lending activities. In this general flight to quality, Treasuries outperformed all other sectors of the fixed income markets for the remainder of the fiscal year as the financial markets remained mired in a liquidity crunch amid growing evidence of credit problems. To relieve this credit crunch and inject liquidity into the financial markets, the Fed, in a series of actions starting in September 2007 and continuing through the end of the fiscal year in April 2008, provided funds to financial institutions. The Fed also lowered the fed funds rate from 5.25% to 2.00% and announced a series of other policy moves to ease lending activity.

For most of the fiscal year, we kept the fund’s duration—or exposure to change in interest rates—consistent with that of the overall mortgage market and this neutral duration position had minimal impact on results. The fund typically invests in a diversified mix of mortgage bonds beyond the agency pass-

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY continued

through market. In most environments this strategy has provided additional yield to the fund and added to the overall performance relative to the market. In a liquidity crisis and flight to quality, however, these high-quality assets are often the ones that are most affected. For most major sectors of the market, yield spreads reached record levels in November. In the securitized sector (mortgage-backed securities, CMBS and asset-backed securities) the fund maintained its overweight and began to add more exposure to AAA non-agency mortgages as the spread between agency and non-agency bonds widened to record levels. As we moved into 2008, problems in the subprime market continued to weigh on investors and confidence in the financial system remained low. Financial institutions typically continued to struggle as they attempted to value the subprime mortgages held on their balance sheets and shore up capital positions. Spread sectors, which were already historically cheap, underperformed even more in the first three months of 2008 and the fund’s performance was negatively impacted. While the fund did not own any subprime mortgages, its performance nevertheless was hurt by the fallout from the subprime crisis. Investments in CMBS and non-agency pass-through mortgage securities tended to detract from results during a period in which the markets did not reward any credit risk. The Fed’s efforts to provide liquidity and shore up the financial system began to take hold in mid-March 2008 and the market tone began to improve. In the last months of the fiscal year, spreads in CMBS began to narrow significantly and the performance of the fund began to improve.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2007	4/30/2008	Period*

Actual
Class I	$1,000.00	$980.64	$0.98
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.87	$1.01

*	Expenses are equal to the Fund's annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.78	$9.57	$9.89	$9.89	$10.18

Income from investment operations
Net investment income (loss)	0.49	0.48	0.43	0.35	0.35
Net realized and unrealized gains or losses on investments	(0.47)	0.22	(0.29)	0.10	(0.18)

Total from investment operations	0.02	0.70	0.14	0.45	0.17

Distributions to shareholders from
Net investment income	(0.30)	(0.49)	(0.46)	(0.45)	(0.45)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.20)	0	0	0	0

Total distributions to shareholders	(0.50)	(0.49)	(0.46)	(0.45)	(0.46)

Net asset value, end of period	$9.30	$9.78	$9.57	$9.89	$9.89

Total return	0.14%	7.51%	1.45%	4.66%	1.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,981	$62,263	$58,552	$45,997	$48,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.20%	0.20%	0.20%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.21%	0.24%	0.28%
Net investment income (loss)	5.09%	4.97%	4.37%	3.44%	3.33%
Portfolio turnover rate	400%[1]	131%	121%	177%	327%

1	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FIXED-RATE 3.9%
FHLMC:
6.90%, 12/01/2010	$545,000	$580,147
6.98%, 10/01/2020	433,709	460,946
FNMA:
6.01%, 02/01/2012	316,016	331,147
6.79%, 07/01/2009	89,128	90,788
6.91%, 07/01/2009	272,148	277,457
7.09%, 07/01/2009	267,893	273,472

		2,013,957

FLOATING-RATE 0.7%
FNMA:
7.04%, 12/01/2010	183,908	192,901
7.63%, 04/01/2010	189,723	197,969

		390,870

Total Agency Commercial Mortgage-Backed Securities (cost $2,540,261)		2,404,827

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.6%
FIXED-RATE 6.6%
FHLMC:
Ser. 2991, Class QD, 5.00%, 08/15/2034	465,000	464,387
Ser. 3036, Class NC, 5.00%, 03/15/2031	740,000	738,487
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	532,522
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	529,773
FNMA:
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	570,000	565,329
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	578,678

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $3,334,990)		3,409,176

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 26.4%
FIXED-RATE 25.1%
FHLMC, 4.50%, 04/01/2035	1,070,045	1,020,118
FHLMC 30 year:
5.00%, TBA #	1,140,000	1,120,228
6.00%, TBA #	1,405,000	1,437,271
FNMA:
4.06%, 06/01/2013	595,000	577,729
4.50%, 04/01/2019	310,607	308,624
4.83%, 03/01/2013	650,749	657,193
5.78%, 11/01/2011	770,035	800,481
5.85%, 09/01/2012	345,823	360,706
6.00%, 05/01/2011	353,394	366,272

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.09%, 05/01/2011	$523,313	$543,577
6.15%, 05/01/2011	217,449	225,854
7.27%, 02/01/2010	473,829	490,973
FNMA 15 year, 5.00%, TBA #	1,685,000	1,690,528
GNMA, 5.625%, 07/20/2030	117,430	118,361
GNMA 30 Year:
5.50%, TBA #	2,755,000	2,790,730
6.00%, TBA #	500,000	513,672

		13,022,317

FLOATING-RATE 1.3%
FNMA, 5.44%, 01/01/2036	676,845	679,589

Total Agency Mortgage-Backed Pass Through Securities (cost $13,730,564)		13,701,906

ASSET-BACKED SECURITIES 1.6%
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	190,000	171,648
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	387,630
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	257,389
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	35,211	35,183

Total Asset-Backed Securities (cost $1,084,575)		851,850

COMMERCIAL MORTGAGE-BACKED SECURITIES 25.8%
FIXED-RATE 20.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	1,000,000	983,203
Ser. 2006-4, Class AM, 5.68%, 07/10/2046	460,000	429,564
Ser. 2007-01, Class A4, 5.45%, 01/15/2049	405,000	394,229
Ser. 2007-04, Class A4, 5.94%, 07/10/2017	560,000	558,179
Ser. 2007-2, Class A2, 5.63%, 04/10/2049	800,000	798,378
Citigroup Comml. Mtge. Trust, Ser. 2008-C7, Class AJ, 6.10%, 12/10/2049	150,000	126,257
Cobalt Comml. Mtge. Trust, Ser. 2006-C1, Class AM, 5.25%, 08/15/2048	270,000	243,734
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.84%, 05/15/2038	207,277	206,900
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	855,000	821,978
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	760,000	765,104
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	395,000	384,900
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	804,199
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	388,552

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	$570,000	$572,575
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	560,000	559,758
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	427,181
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	672,000	647,402
Morgan Stanley Capital I, Ser. 2002-LQ3, Class A4, 5.08%, 09/15/2037	1,205,000	1,221,879
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	198,816	197,886

		10,531,858

FLOATING-RATE 5.5%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	90,000	79,136
GE Comml. Mtge. Trust, Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	525,000	525,937
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	390,000	390,183
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	830,000	825,820
Ser. 2007-LD11, Class A4, 6.01%, 06/15/2049	490,000	490,416
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	570,000	574,001

		2,885,493

Total Commercial Mortgage-Backed Securities (cost $13,341,680)		13,417,351

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Notes:
3.50%, 02/15/2018 ρ	550,000	538,485
4.625%, 11/15/2009 ρ	4,500,000	4,667,346

Total U.S. Treasury Obligations (cost $5,215,099)		5,205,831

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 0.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	230,000	217,872

FLOATING-RATE 2.8%
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	690,000	659,333
Ser. 2006-OA3, Class 4AB, 4.85%, 04/25/2047	409,921	275,471
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.61%, 05/25/2036	560,000	517,807

		1,452,611

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,851,665)		1,670,483

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 18.3%
FIXED-RATE 8.3%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	$393,777	$356,219
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	187,493	115,897
Ser. 2007-26R, Class A1, 7.00%, 01/25/2037	384,890	352,351
First Horizon Mtge. Pass Through Trust:
Ser. 2005-FA5, Class 3A1, 5.50%, 08/25/2035	530,534	483,729
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	587,275	540,686
GSAA Home Equity Trust, Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	307,187	291,253
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	570,975	443,460
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	672,011	613,319
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	191,125	166,857
Residential Accredited Loans, Inc.:
Ser. 2007-QS9, Class A33, 6.50%, 07/25/2037	102,883	89,080
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	222,159	208,067
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	395,694	337,187
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	353,431	340,363

		4,338,468

FLOATING-RATE 10.0%
American Home Mtge. Assets, Ser. 2007-1, Class A1, 4.78%, 02/25/2047	86,711	67,102
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%, 08/25/2047	353,277	327,655
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.92%, 03/25/2047	558,198	439,659
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.10%, 04/25/2047	268,447	216,862
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	459,566	347,294
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	420,477	415,868
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.85%, 08/25/2036	461,461	438,966
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	463,689	421,371
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR17, Class 1A1B, 4.89%, 12/25/2046	498,440	355,682
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	521,244	503,175
Washington Mutual, Inc.:
Ser. 2006-AR09, Class 2A, 4.92%, 11/25/2046	199,554	159,705
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	473,714	446,393
Ser. 2007-OA5, Class 1A1B, 4.83%, 06/25/2047	808,520	563,765
Ser. 2007-OA6, Class 1A, 4.89%, 07/25/2047	594,704	478,499

		5,181,996

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $10,865,452)		9,520,464

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

SHORT-TERM INVESTMENTS 25.5%
MUTUAL FUND SHARES 25.5%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ## ρρ
(cost $13,259,242)
	13,259,242	$13,259,242

Total Investments (cost $65,223,528) 122.0%		63,441,130
Other Assets and Liabilities (22.0%)		(11,459,837)

Net Assets 100.0%		$51,981,293

#	When-issued or delayed delivery security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	100%

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	4.2%
1 to 3 year(s)	16.3%
3 to 5 years	23.3%
5 to 10 years	50.5%
10 to 20 years	5.7%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $51,964,286) including $4,724,947 of securities loaned	$50,181,888
Investments in affiliated money market fund, at value (cost $13,259,242)	13,259,242

Total investments	63,441,130
Receivable for securities sold	881,579
Interest receivable	326,007
Receivable for securities lending income	918
Unrealized gains on total return swap transactions	266,664
Unrealized gains on credit default swap transactions	39,535
Receivable from investment advisor	51
Prepaid expenses and other assets	4,312

Total assets	64,960,196

Liabilities
Dividends payable	171,124
Payable for securities purchased	7,713,326
Payable for Fund shares redeemed	400,000
Unrealized losses on credit default swap transactions	140,214
Premiums received on credit default swap transactions	175,115
Payable for securities on loan	4,367,025
Due to custodian bank	2,486
Due to related parties	519
Accrued expenses and other liabilities	9,094

Total liabilities	12,978,903

Net assets	$51,981,293

Net assets represented by
Paid-in capital	$55,198,163
Overdistributed net investment income	(338,571)
Accumulated net realized losses on investments	(1,261,886)
Net unrealized losses on investments	(1,616,413)

Total net assets	$51,981,293

Shares outstanding (unlimited number of shares authorized)
Class I	5,592,093

Net asset value per share
Class I	$9.30

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

	Investment income
	Interest	$2,378,191
	Income from affiliate	540,516
	Securities lending	1,686

	Total investment income	2,920,393

	Expenses
	Administrative services fee	54,969
	Transfer agent fees	2,413
	Trustees’ fees and expenses	1,906
	Printing and postage expenses	18,401
	Custodian and accounting fees	22,629
	Registration and filing fees	7,328
	Professional fees	22,119
	Other	1,017

	Total expenses	130,782
Less:	Expense reductions	(2,049)
	Expense reimbursements	(18,344)

	Net expenses	110,389

	Net investment income	2,810,004

	Net realized and unrealized gains or losses on investments
	Net realized gains or losses on:
	Securities	11,379
	Credit default swap transactions	(80,789)
	Total return swap transactions	(1,255,981)

	Net realized losses on investments	(1,325,391)
	Net change in unrealized gains or losses on investments	(1,409,634)

	Net realized and unrealized gains or losses on investments	(2,735,025)

	Net increase in net assets resulting from operations	$74,979

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$2,810,004		$2,961,541
Net realized gains or losses on investments		(1,325,391)		294,672
Net change in unrealized gains or losses on investments		(1,409,634)		1,150,448

Net increase in net assets resulting from operations		74,979		4,406,661

Distributions to shareholders from
Net investment income		(1,755,285)		(3,032,386)
Tax basis return of capital		(1,113,554)		0

Total distributions to shareholders		(2,868,839)		(3,032,386)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	1,393,615	13,363,533	3,261,841	31,539,512

Net asset value of shares issued in reinvestment of distributions	73,555	707,024	82,713	802,545

Payment for shares redeemed	(2,239,001)	(21,558,141)	(3,097,034)	(30,005,109)

Net increase (decrease) in net assets resulting from capital share transactions		(7,487,584)		2,336,948

Total increase (decrease) in net assets		(10,281,444)		3,711,223
Net assets
Beginning of period		62,262,737		58,551,514

End of period		$51,981,293		$62,262,737

Overdistributed net investment income		$(338,571)		$(130,238)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines

17

NOTES TO FINANCIAL STATEMENTS continued

established by the Board of Trustees. In certain instances, the Fund's securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

18

NOTES TO FINANCIAL STATEMENTS continued

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

g. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

19

NOTES TO FINANCIAL STATEMENTS continued

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and swap contracts. During the year ended April 30, 2008, the following amounts were reclassified:

Overdistributed net investment income	($1,263,052)
Accumulated net realized losses on investments	1,263,052

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008, EIMC voluntarily reimbursed other expenses in the amount of $18,344.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS continued

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$155,714,709	$59,253,148	$175,582,247	$43,588,963

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $336 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,724,947 and $4,819,625, respectively. Of the total value of the collateral received for securities on loan, $452,600 represents the market value of U.S. government agency securities received as non-cash collateral.

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/13/2049	Lehman Brothers	Markit CMBX, North America AJ.3 Index	$420,000	1.47%	Quarterly	$37,500
12/13/2049	Goldman Sachs	Markit CMBX, North America AA.3 Index	100,000	0.27%	Quarterly	(12,406)

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/13/2049	Lehman Brothers	Markit CMBX, North America AJ.3 Index	$50,000	1.47%	Quarterly	$2,035
2/17/2051	Goldman Sachs	Markit CMBX, North America AA.4 Index	800,000	1.65%	Quarterly	(102,246)
2/17/2051	Lehman Brothers	Markit CMBX, North America AA.4 Index	200,000	1.65%	Quarterly	(25,562)

21

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain

5/1/2008	$1,000,000	Goldman Sachs	Agreement dated 10/22/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index multiplied by the notional amount and to pay the negative spread return.	$31,360
6/1/2008	700,000	Lehman Brothers	Agreement dated 3/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 10 basis points multiplied by the notional amount and to pay the negative spread return.	22,009
8/1/2008	1,500,000	Lehman Brothers	Agreement dated 2/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index multiplied by the notional amount and to pay the negative spread return.	47,041
9/1/2008	1,000,000	Lehman Brothers	Agreement dated 3/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	32,166
9/1/2008	300,000	Lehman Brothers	Agreement dated 3/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	9,710
10/1/2008	1,000,000	Lehman Brothers	Agreement dated 10/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	30,861
11/1/2008	2,000,000	Lehman Brothers	Agreement dated 11/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 15 basis points multiplied by the notional amount and to pay the negative spread return.	62,479
2/1/2009	1,000,000	Lehman Brothers	Agreement dated 2/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	31,038

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $65,267,761. The gross unrealized appreciation and depreciation on securities based on tax cost was $328,832 and $2,155,463, respectively, with a net unrealized depreciation of $1,826,631.

22

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2008, the Fund had $1,217,653 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015	2016

$512,937	$77,895	$392,403	$213,424	$20,994

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation	Capital Loss Carryovers	Temporary Book/Tax Differences

$1,826,631	$1,217,653	($172,586)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2008	2007

Ordinary Income	$1,755,285	$3,032,386
Return of Capital	1,113,554	0

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’

23

NOTES TO FINANCIAL STATEMENTS continued

fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended April 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative

24

NOTES TO FINANCIAL STATEMENTS continued

definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Mortgage Portfolio, a series of the Evergreen Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Mortgage Portfolio as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid total distributions of $2,868,839 during the year ended April 30, 2008 of which 61.18% was from ordinary taxable income and 38.82% was from a non-taxable return of capital. Shareholders of the Fund will receive in early 2009 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

573633rv3 06/2008

  Evergreen Diversified Income Builder Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
33	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Diversified Income Builder Fund for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period. These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before

1

LETTER TO SHAREHOLDERS continued

falling in late 2007 and early 2008 and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S.

2

LETTER TO SHAREHOLDERS continued

Government Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio— monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: Inception 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

Average annual return*

1-year with sales charge	-5.05%	-5.81%	-1.99%	N/A

1-year w/o sales charge	-0.30%	-1.02%	-1.03%	-0.12%

5-year	3.44%	3.37%	3.70%	4.72%

10-year	4.61%	4.33%	4.33%	5.48%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Diversified Income Builder Fund Class A shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index New (EDIBBI NEW), the Evergreen Diversified Income Builder Blended Index Old (EDIBBI OLD), the Merrill Lynch High Yield Master Index† (MLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDIBBI NEW, the EDIBBI OLD, the MLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -0.30% for the twelve-month period ended April 30, 2008, excluding any applicable sales charges. During the same period, the EDIBBI NEW returned -1.70%, the EDIBBI OLD returned 5.37%, the MLHYMI returned -0.76% and the Russell 1000 returned -4.62%.

The fund seeks high current income from investments in income-producing securities. Secondarily, the fund considers potential for growth of capital in selecting securities.

Investment Process

On June 1, 2007, just one month into its fiscal year, Evergreen Strategic Income Fund changed its name to Evergreen Diversified Income Builder Fund to reflect a new set of strategies effective on that same day. Specifically, the strategies for the fund were broadened to provide the management team with increased flexibility to invest in a wider range of income-producing securities to create a potential for increased total return. To pursue the new objective, the fund typically seeks to invest at least 80 percent of assets in a diversified portfolio of U.S. and non-U.S. income-producing securities, including debt securities of any quality, dividend-paying common and preferred stocks, convertible bonds and derivatives (such as structured notes). We do not normally expect to invest more than 25 percent of assets in common stocks.

Volatility in both fixed income and equity markets characterized much of the investment year, as problems in the subprime mortgage market rippled through many sectors of the economy, beginning in the waning months of 2007 and continuing into 2008. During this time, the fund maintained an emphasis on better-quality, high yielding corporate bonds while also focusing on equities in areas where attractive fixed income opportunities were not available. We kept our asset allocation within a fairly consistent range, with high yield bonds representing the majority of assets and the remainder of assets invested primarily in dividend paying stocks. Our fixed income investments tended to have the greatest concentrations in the Industrials, Utilities, Materials and Energy sectors. The yield spreads offered by bonds in these economically sensitive areas widened substantially over Treasury yields by the end of the fiscal year because of concerns about the effects of decelerating economic growth. Throughout the fiscal year, our bond investments tended to be in relatively better-rated bonds within the below-investment grade universe. Bond holdings generally were rated BB/Ba to B. By fiscal year’s end, we found it necessary to emphasize securities of companies

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Diversified Income Builder Blended Index New is composed of the following indexes: MLHYMI (75%) and Russell 1000 (25%). The Evergreen Diversified Income Builder Blended Index Old was formerly composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%). Given recent changes to the fund’s principal investment strategies, the fund believes that the EDIBBI NEW is a more appropriate benchmark. In future periods, the fund will compare its performance to the EDIBBI NEW.

†	Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY continued

that we thought were financially strong enough to weather a slowing economy.

Among our equity investments, we often took advantage of opportunities in economically sensitive areas such as Industrials, where we held positions in corporations such as Emerson Electric, Cooper Industries and Rockwell Automation. We believed that the stocks of these companies offered excellent growth prospects in a sector where there were few attractive high yield bonds available. Similarly, we invested in stocks of companies such as Thermo Fisher Scientific, a medical equipment company with good potential in an industry that does not offer many high yield bond opportunities. In general, we had very low exposure to stocks from the Financials sector. When we did hold Financials stocks, we focused on real estate investment trusts (REITs) of office, shopping mall, lodging and timber properties, which tended to offer higher yields than generally available in the equity market. We sought to avoid companies vulnerable to losses from their investments in structured products and residential real estate mortgages.

Contributors to performance

Our strategy emphasizing the equities of REITs in our Financials positions tended to help. Two healthy performers were Simon Property Group, owner of shopping mall properties, and Mack-Cali Realty Corp., owner of office and mixed-use properties. In our Energy equity positions, our investments in oil field services companies such as Pride International and Halliburton added to results, as they posted modest gains during a period in which the stocks of the major oil companies tended to fall. Questar, a natural gas corporation with divisions involved in exploration, pipeline development and marketing, also rose in value, supporting performance. While the more economically sensitive Industrials stocks generally did not perform well, shares of defense contractors DRS Technologies and Raytheon rose. Shares of railroad operator Norfolk Southern also gained. In basic materials, we also saw gains for Freeport-McMoRan Cooper & Gold. Currently, all of these contributors remain in the portfolio because we still believe they hold long-term value.

Detractors from performance

Our emphasis on stocks in the Industrials and other economically sensitive sectors tended to hold back performance when those groups fell out of favor because of concerns about decelerating economic growth. In addition, our positions in the convertible bonds of companies General Cable and Inverness Medical Innovations fell in sympathy with the values of the companies’ underlying stocks. We eliminated our position in one disappointing high yield investment—the bonds of Freescale Semiconductor. It declined amid concerns about increasing competition in the market for semiconductors used in wireless communications devices. Another detractor, Wesco International, Inc.—a distributor of electrical and industrial products—declined because of delays in several construction and utility projects, as well as its exposure to the beleaguered home construction industry. All of these detractors remain in the portfolio at present because we still believe they hold long-term value.

Management outlook

Although the end of the fiscal year was particularly challenging for high yield investing, we have confidence in our strategy to invest opportunistically in the bonds of economically sensitive industries and companies. When the current economic downturn ends and economic growth begins to accelerate, our investments in these bonds may offer good potential. The yields of high yielding corporate bonds increased substantially in the last several months of the fiscal year, and yield advantages over Treasuries widened significantly. We currently think corporate bonds issued by companies that are financially strong enough to withstand the present economic downdraft may perform particularly well when the economy begins to re-accelerate.

7

PORTFOLIO MANAGER COMMENTARY continued

At present, we think the outlook for equities also should improve by the end of 2008, if the momentum of the economic cycle turns upward, as we now expect. We think stock valuations of many economically sensitive companies have fallen to attractive levels, while their prospects may be improving because of sustained growth in developing markets and the prospect of improving conditions in the domestic economy later this year. At present, growth in emerging markets is generating heavy investments in basic infrastructure and industrial plants, while the U.S. economy may benefit both from the efforts of the Federal Reserve to inject more liquidity into the financial system and from the Treasury Department’s tax rebates, expected in the coming months. We think investments in many equities now make sense, especially for those investors with time horizons of a few years or more who have the patience to wait for a recovery in the markets. In our equity investments—which represented 25% of the portfolio at the end of the fiscal year—we currently expect to remain focused on sectors with the potential to grow faster than the overall economy.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.EvergreenInvestments.com or call 1.800.847.5397. Please read the prospectus carefully before investing.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$ 1,000.00	$ 979.46	$ 5.27
Class B	$ 1,000.00	$ 975.98	$ 8.94
Class C	$ 1,000.00	$ 975.92	$ 8.94
Class I	$ 1,000.00	$ 980.09	$ 4.04
Hypothetical
(5% return before expenses)
Class A	$ 1,000.00	$ 1,019.54	$ 5.37
Class B	$ 1,000.00	$ 1,015.81	$ 9.12
Class C	$ 1,000.00	$ 1,015.81	$ 9.12
Class I	$ 1,000.00	$ 1,020.79	$ 4.12

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.82% for Class B, 1.82% for Class C and 0.82% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.40	$6.32	$6.53	$6.38	$6.50

Income from investment operations
Net investment income (loss)	0.27[1]	0.33[1]	0.29[1]	0.33	0.34[1]
Net realized and unrealized gains or losses on investments	(0.29)	0.08	(0.19)	0.19	0.07

Total from investment operations	(0.02)	0.41	0.10	0.52	0.41

Distributions to shareholders from
Net investment income	(0.26)	(0.31)	(0.31)	(0.35)	(0.37)
Net realized gains	0	0	0	(0.02)	(0.16)
Tax basis return of capital	0	(0.02)	0	0	0

Total distributions to shareholders	(0.26)	(0.33)	(0.31)	(0.37)	(0.53)

Net asset value, end of period	$6.12	$6.40	$6.32	$6.53	$6.38

Total return[2]	(0.30)%	6.71%	1.59%	8.22%	6.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$147,430	$170,804	$199,501	$214,776	$202,017
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.16%	1.17%	1.12%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.20%	1.18%	1.12%	1.21%
Net investment income (loss)	4.41%	5.17%	4.57%	5.03%	5.10%
Portfolio turnover rate	125%	128%	100%	130%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.42	$6.34	$6.55	$6.40	$6.52

Income from investment operations
Net investment income (loss)	0.23[1]	0.28[1]	0.25[1]	0.29	0.29[1]
Net realized and unrealized gains or losses on investments	(0.30)	0.09	(0.19)	0.19	0.07

Total from investment operations	(0.07)	0.37	0.06	0.48	0.36

Distributions to shareholders from
Net investment income	(0.21)	(0.27)	(0.27)	(0.31)	(0.32)
Net realized gains	0	0	0	(0.02)	(0.16)
Tax basis return of capital	0	(0.02)	0	0	0

Total distributions to shareholders	(0.21)	(0.29)	(0.27)	(0.33)	(0.48)

Net asset value, end of period	$6.14	$6.42	$6.34	$6.55	$6.40

Total return[2]	(1.02)%	5.94%	0.89%	7.46%	5.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,846	$54,955	$71,860	$98,852	$113,115
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%	1.90%	1.87%	1.83%	1.91%
Expenses excluding waivers/reimbursements and expense reductions	1.86%	1.90%	1.87%	1.83%	1.91%
Net investment income (loss)	3.68%	4.43%	3.85%	4.34%	4.40%
Portfolio turnover rate	125%	128%	100%	130%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.41	$6.33	$6.54	$6.39	$6.51

Income from investment operations
Net investment income (loss)	0.22[1]	0.28[1]	0.25[1]	0.29	0.29[1]
Net realized and unrealized gains or losses on investments	(0.29)	0.09	(0.19)	0.19	0.07

Total from investment operations	(0.07)	0.37	0.06	0.48	0.36

Distributions to shareholders from
Net investment income	(0.21)	(0.27)	(0.27)	(0.31)	(0.32)
Net realized gains	0	0	0	(0.02)	(0.16)
Tax basis return of capital	0	(0.02)	0	0	0

Total distributions to shareholders	(0.21)	(0.29)	(0.27)	(0.33)	(0.48)

Net asset value, end of period	$6.13	$6.41	$6.33	$6.54	$6.39

Total return[2]	(1.03)%	5.94%	0.88%	7.46%	5.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,860	$55,110	$65,322	$79,539	$89,236
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.85%	1.90%	1.88%	1.83%	1.91%
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.90%	1.88%	1.83%	1.91%
Net investment income (loss)	3.63%	4.43%	3.86%	4.34%	4.40%
Portfolio turnover rate	125%	128%	100%	130%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.30	$6.22	$6.43	$6.28	$6.40

Income from investment operations
Net investment income (loss)	0.28[1]	0.34[1]	0.31[1]	0.34	0.35[1]
Net realized and unrealized gains or losses on investments	(0.29)	0.08	(0.19)	0.19	0.07

Total from investment operations	(0.01)	0.42	0.12	0.53	0.42

Distributions to shareholders from
Net investment income	(0.27)	(0.32)	(0.33)	(0.36)	(0.38)
Net realized gains	0	0	0	(0.02)	(0.16)
Tax basis return of capital	0	(0.02)	0	0	0

Total distributions to shareholders	(0.27)	(0.34)	(0.33)	(0.38)	(0.54)

Net asset value, end of period	$6.02	$6.30	$6.22	$6.43	$6.28

Total return	(0.12)%	7.02%	1.84%	8.58%	6.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,200	$17,861	$20,424	$19,216	$26,711
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.90%	0.88%	0.82%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.90%	0.88%	0.82%	0.91%
Net investment income (loss)	4.66%	5.43%	4.88%	5.33%	5.42%
Portfolio turnover rate	125%	128%	100%	130%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

ASSET-BACKED SECURITIES 1.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.59%, 02/08/2047 144A+» • (cost $3,988,000)	$4,000,000	$2,782,920

CORPORATE BONDS 61.2%
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	500,000	546,250

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	383,000

CONSUMER STAPLES 0.3%
Household Products 0.3%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	740,000	732,600

ENERGY 9.2%
Energy Equipment & Services 2.0%
Bristow Group, Inc., 7.50%, 09/15/2017	4,430,000	4,596,125
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	695,460

		5,291,585

Oil, Gas & Consumable Fuels 7.2%
El Paso Corp., 6.875%, 06/15/2014	2,900,000	3,021,498
McMoRan Exploration Co., 11.875%, 11/15/2014	6,200,000	6,603,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	782,813
Peabody Energy Corp.:
5.875%, 04/15/2016	4,565,000	4,450,875
6.875%, 03/15/2013	440,000	451,000
Tesoro Corp., 6.50%, 06/01/2017	3,690,000	3,404,025
Williams Cos., 7.50%, 01/15/2031	925,000	985,125

		19,698,336

FINANCIALS 10.3%
Consumer Finance 0.4%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	924,000

Real Estate Investment Trusts 6.9%
Host Marriott Corp.:
7.125%, 11/01/2013	750,000	750,938
Ser. Q, 6.75%, 06/01/2016	7,638,000	7,504,335
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	981,250
Rouse Co., LP, 6.75%, 05/01/2013 144A ρ	7,621,000	6,845,502
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	2,700,000

		18,782,025

Real Estate Management & Development 3.0%
Forest City Enterprises, Inc.:
3.625%, 10/15/2011	4,000,000	3,476,400
6.50%, 02/01/2017	5,310,000	4,752,450

		8,228,850

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 14.5%
Aerospace & Defense 3.5%
DRS Technologies, Inc.:
6.625%, 02/01/2016	$1,000,000	$995,000
7.625%, 02/01/2018 ρ	1,875,000	1,921,875
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,470,000	3,383,250
6.375%, 10/15/2015	3,160,000	3,140,250

		9,440,375

Commercial Services & Supplies 2.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	8,000,000	8,040,000

Electrical Equipment 4.2%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	8,700,000	8,917,500
Belden, Inc., 7.00%, 03/15/2017	1,200,000	1,195,500
General Cable Corp., 7.125%, 04/01/2017 ρ	1,500,000	1,470,000

		11,583,000

Machinery 3.9%
Actuant Corp., 6.875%, 06/15/2017 144A ρ	7,442,000	7,497,815
RBS Global, Inc., 11.75%, 08/01/2016 ρ	1,000,000	965,000
SPX Corp., 7.625%, 12/15/2014 144A	2,000,000	2,092,500

		10,555,315

INFORMATION TECHNOLOGY 3.0%
Electronic Equipment & Instruments 0.8%
Anixter International, Inc., 5.95%, 03/01/2015	1,500,000	1,329,375
Itron, Inc., 7.75%, 05/15/2012	1,000,000	975,410

		2,304,785

IT Services 2.2%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	6,100,000	5,924,625

MATERIALS 9.2%
Chemicals 0.1%
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	279,360
Millenium America, Inc., 7.625%, 11/15/2026	140,000	90,650

		370,010

Construction Materials 0.4%
Texas Industries, Inc., 7.25%, 07/15/2013 ρ	1,168,000	1,162,160

Containers & Packaging 4.5%
Ball Corp., 6.625%, 03/15/2018	8,000,000	8,000,000
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	1,750,000	1,855,000
Greif, Inc., 6.75%, 02/01/2017 ρ	1,540,000	1,536,150
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	989,000

		12,380,150

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 4.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	$240,000	$261,300
8.375%, 04/01/2017	235,000	260,262
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	10,000,000	10,275,000

		10,796,562

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	475,000	470,250

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.5%
Qwest Corp., 7.875%, 09/01/2011	1,275,000	1,313,250

Wireless Telecommunication Services 0.2%
Rural Cellular Corp., 8.25%, 03/15/2012	450,000	470,250

UTILITIES 13.7%
Electric Utilities 9.7%
Edison Mission Energy, 7.00%, 05/15/2017	8,020,000	8,140,300
Mirant North America, LLC, 7.375%, 12/31/2013	850,000	886,125
NRG Energy, Inc.:
7.375%, 02/01/2016	1,500,000	1,548,750
7.375%, 01/15/2017	8,000,000	8,260,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,125,000	1,167,187
7.625%, 06/15/2014	6,265,000	6,546,925

		26,549,287

Independent Power Producers & Energy Traders 4.0%
AES Corp., 7.75%, 03/01/2014 ρ	1,125,000	1,158,750
Dynegy, Inc.:
6.875%, 04/01/2011	4,400,000	4,455,000
7.125%, 05/15/2018	3,815,000	3,691,013
8.375%, 05/01/2016 ρ	1,450,000	1,518,875

		10,823,638

Total Corporate Bonds (cost $167,454,893)		166,770,303

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034 (cost $12,846)	13,090	13,264

YANKEE OBLIGATIONS – CORPORATE 0.8%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	105,000	74,689

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 0.4%
Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015	$1,065,000	$979,800

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A ρ	1,000,000	1,027,500

Total Yankee Obligations – Corporate (cost $2,172,305)		2,081,989

	Shares	Value

COMMON STOCKS 26.9%
ENERGY 4.4%
Energy Equipment & Services 2.0%
Halliburton Co.	35,000	1,606,850
National Oilwell Varco, Inc. *	20,241	1,385,497
Pride International, Inc. *	60,000	2,547,000

		5,539,347

Oil, Gas & Consumable Fuels 2.4%
Marathon Oil Corp.	35,000	1,594,950
Patriot Coal Corp. *	4,000	264,200
Peabody Energy Corp.	40,000	2,445,200
Tesoro Corp.	35,000	879,900
Valero Energy Corp.	25,000	1,221,250

		6,405,500

FINANCIALS 4.5%
Capital Markets 0.3%
Lazard, Ltd. ρ	17,800	696,692

Real Estate Investment Trusts 4.2%
General Growth Properties, Inc.	18,000	737,280
Host Hotels & Resorts, Inc.	147,300	2,533,560
Macerich Co. ρ	11,000	804,430
Mack-Cali Realty Corp. ρ	45,000	1,755,900
Plum Creek Timber Co., Inc.	100,000	4,084,000
Simon Property Group, Inc.	15,000	1,497,900

		11,413,070

HEALTH CARE 2.2%
Life Sciences Tools & Services 2.2%
Millipore Corp. * ρ	15,000	1,051,500
PerkinElmer, Inc.	90,000	2,390,400
Thermo Fisher Scientific, Inc. *	45,000	2,604,150

		6,046,050

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 9.9%
Aerospace & Defense 1.3%
Boeing Co.	7,000	$594,020
DRS Technologies, Inc. ρ	27,000	1,685,880
Raytheon Co.	20,000	1,279,400

		3,559,300

Building Products 0.7%
Lennox International, Inc.	55,000	1,822,700

Electrical Equipment 4.6%
Ametek, Inc.	36,000	1,746,720
Cooper Industries, Inc.	62,000	2,628,180
Emerson Electric Co.	55,000	2,874,300
General Cable Corp. * ρ	50,000	3,350,000
Rockwell Automation, Inc.	15,000	813,450
Roper Industries, Inc. ρ	16,500	1,024,980

		12,437,630

Machinery 2.7%
Danaher Corp.	15,000	1,170,300
Donaldson Co., Inc. ρ	26,100	1,136,394
Dover Corp.	25,000	1,236,750
IDEX Corp. ρ	37,000	1,357,530
Pall Corp.	35,000	1,216,950
Parker Hannifin Corp.	16,800	1,341,480

		7,459,404

Road & Rail 0.6%
Norfolk Southern Corp.	30,000	1,787,400

INFORMATION TECHNOLOGY 2.4%
Communications Equipment 0.4%
CommScope, Inc. * ρ	25,000	1,188,750

Electronic Equipment & Instruments 2.0%
Agilent Technologies, Inc. *	25,000	755,250
Amphenol Corp., Class A	100,000	4,618,000

		5,373,250

MATERIALS 2.1%
Chemicals 0.8%
FMC Corp. ρ	26,000	1,632,280
Huntsman Corp.	19,570	440,129

		2,072,409

Construction Materials 0.4%
Texas Industries, Inc. ρ	15,200	1,176,632

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	10,000	$1,137,500

Paper & Forest Products 0.5%
Weyerhaeuser Co.	20,000	1,277,600

UTILITIES 1.4%
Electric Utilities 0.6%
NRG Energy, Inc. *	40,000	1,758,000

Gas Utilities 0.8%
Questar Corp.	18,000	1,116,540
Southern Union Co.	40,000	1,024,800

		2,141,340

Total Common Stocks (cost $76,799,103)		73,292,574

	Principal Amount	Value

CONVERTIBLE DEBENTURES 8.4%
FINANCIALS 1.0%
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$2,500,000	2,603,125

HEALTH CARE 4.4%
Health Care Equipment & Supplies 3.8%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	10,000,000	10,312,500

Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026	1,500,000	1,563,750

INDUSTRIALS 3.0%
Electrical Equipment 3.0%
General Cable Corp., 1.00%, 10/15/2012 144A	7,940,000	8,307,225

Total Convertible Debentures (cost $22,344,549)		22,786,600

	Shares	Value

SHORT-TERM INVESTMENTS 13.0%
MUTUAL FUND SHARES 13.0%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ (cost $35,489,731)	35,489,731	35,489,731

Total Investments (cost $308,261,427) 111.3%		303,217,381
Other Assets and Liabilities (11.3%)		(30,881,657)

Net Assets 100.0%		$272,335,724

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2008

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
»

Security has defaulted on its payment of interest and/or principal subsequent to the date of this report and is currently valued at a fair value price of $0 as determined by the investment advisor, in good faith, according to procedures approved by the Board of Trustees.

•	The fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	6.2%
BBB	0.6%
BB	50.2%
B	37.3%
CCC	4.4%
NR	1.3%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	6.2%
1 to 3 year(s)	2.7%
3 to 5 years	10.1%
5 to 10 years	76.8%
10 to 20 years	2.3%
20 to 30 years	1.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $272,771,696) including $31,906,839 of securities loaned	$267,727,650
Investments in affiliated money market fund, at value (cost $35,489,731)	35,489,731

Total investments	303,217,381
Foreign currency, at value (cost $202,611)	226,467
Receivable for securities sold	564,527
Receivable for Fund shares sold	626,866
Dividends and interest receivable	3,915,754
Receivable for securities lending income	16,249
Prepaid expenses and other assets	59,703

Total assets	308,626,947

Liabilities
Dividends payable	241,051
Payable for securities purchased	2,520,181
Payable for Fund shares redeemed	383,361
Payable for securities on loan	33,013,773
Advisory fee payable	3,037
Distribution Plan expenses payable	3,725
Due to other related parties	10,324
Accrued expenses and other liabilities	115,771

Total liabilities	36,291,223

Net assets	$272,335,724

Net assets represented by
Paid-in capital	$323,732,217
Undistributed net investment income	2,920,462
Accumulated net realized losses on investments	(49,296,765)
Net unrealized losses on investments	(5,020,190)

Total net assets	$272,335,724

Net assets consists of
Class A	$147,429,761
Class B	37,845,606
Class C	61,860,078
Class I	25,200,279

Total net assets	$272,335,724

Shares outstanding (unlimited number of shares authorized)
Class A	24,082,280
Class B	6,162,029
Class C	10,087,590
Class I	4,184,497

Net asset value per share
Class A	$6.12
Class A — Offering price (based on sales charge of 4.75%)	$6.43
Class B	$6.14
Class C	$6.13
Class I	$6.02

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

Investment income
Interest	$13,382,099
Dividends	1,023,652
Income from affiliate	828,681
Securities lending	25,035

Total investment income	15,259,467

Expenses
Advisory fee	1,165,860
Distribution Plan expenses
Class A	461,740
Class B	456,313
Class C	582,194
Administrative services fee	275,986
Transfer agent fees	636,787
Trustees’ fees and expenses	14,884
Printing and postage expenses	50,460
Custodian and accounting fees	117,053
Registration and filing fees	52,016
Professional fees	40,004
Interest expense	1,171
Other	15,216

Total expenses	3,869,684
Less: Expense reductions	(6,736)
Expense reimbursements	(71,989)

Net expenses	3,790,959

Net investment income	11,468,508

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(188,046)
Foreign currency related transactions	(757,728)

Net realized losses on investments	(945,774)
Net change in unrealized gains or losses on investments	(12,993,879)

Net realized and unrealized gains or losses on investments	(13,939,653)

Net decrease in net assets resulting from operations	$(2,471,145)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$11,468,508		$15,923,558
Net realized losses on investments		(945,774)		(3,220,142)
Net change in unrealized gains or losses on investments		(12,993,879)		7,133,625

Net increase (decrease) in net assets resulting from operations		(2,471,145)		19,837,041

Distributions to shareholders from
Net investment income
Class A		(6,544,853)		(9,094,484)
Class B		(1,588,318)		(2,627,449)
Class C		(1,988,850)		(2,528,220)
Class I		(771,946)		(1,045,572)
Tax basis return of capital
Class A		0		(519,958)
Class B		0		(175,306)
Class C		0		(168,861)
Class I		0		(57,606)

Total distributions to shareholders		(10,893,967)		(16,217,456)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,907,591	24,178,154	2,802,341	17,655,099
Class B	567,760	3,531,104	662,966	4,199,618
Class C	3,656,310	22,584,738	935,756	5,896,227
Class I	2,570,994	15,309,422	724,245	4,513,577

		65,603,418		32,264,521

Net asset value of shares issued in reinvestment of distributions
Class A	768,971	4,732,934	1,101,527	6,947,693
Class B	144,405	892,625	242,976	1,537,222
Class C	180,525	1,111,654	233,170	1,473,134
Class I	96,419	579,805	86,125	534,959

		7,317,018		10,493,008

Automatic conversion of Class B shares to Class A shares
Class A	663,058	4,036,733	878,428	5,528,422
Class B	(660,954)	(4,036,733)	(875,646)	(5,528,422)

		0		0

Payment for shares redeemed
Class A	(7,927,137)	(48,598,987)	(9,675,630)	(60,907,111)
Class B	(2,443,593)	(15,038,878)	(2,810,537)	(17,750,836)
Class C	(2,342,069)	(14,451,139)	(2,894,878)	(18,242,199)
Class I	(1,316,454)	(7,860,824)	(1,260,417)	(7,853,118)

		(85,949,828)		(104,753,264)

Net decrease in net assets resulting from capital share transactions		(13,029,392)		(61,995,735)

Total decrease in net assets		(26,394,504)		(58,376,150)
Net assets
Beginning of period		298,730,228		357,106,378

End of period		$272,335,724		$298,730,228

Undistributed net investment income		$2,920,462		$267,621

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Income Builder Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

24

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

25

NOTES TO FINANCIAL STATEMENTS continued

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

26

NOTES TO FINANCIAL STATEMENTS continued

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, expiration of capital loss carryovers and premium amortization. During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in capital	$(6,306,504)
Undistributed net investment income	2,078,300
Accumulated net realized losses on investments	4,228,204

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Diversified Income Builder Fund Fund, starting at 0.31% and declining to 0.16% as the aggregate average daily net assets increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets.

Prior to June 1, 2007, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, served as the investment sub-advisor to the Fund and was paid by EIMC for its services to the Fund.

Also, prior to June 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, served as the investment sub-advisor to the Fund and was paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008, EIMC

27

NOTES TO FINANCIAL STATEMENTS continued

voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $71,989.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2008, the Fund paid brokerage commissions of $12,351 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended April 30, 2008, EIS received $24,531 from the sale of Class A shares and $105,827 and $4,841 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

28

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$53,553,389	$280,613,953	$140,886,061	$235,204,659

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $68,904 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $31,906,839 and $33,013,773, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $308,374,438. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,742,795 and $12,899,852, respectively, with a net unrealized depreciation of $5,157,057.

As of April 30, 2008, the Fund had $46,173,062 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2015	2016

$14,759,243	$27,292,961	$3,090,558	$1,030,300

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2008, the Fund incurred and will elect to defer post-October losses of $3,010,692.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

29

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/Tax Differences

$3,184,084	$5,133,201	$49,183,754	$(263,622)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2008	2007

Ordinary Income	$10,893,967	$15,295,725
Return of Capital	0	921,731

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended April 30, 2008, the Fund had average borrowings outstanding of $20,051 at an average rate of 5.84% and paid interest of $1,171.

30

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”),

31

NOTES TO FINANCIAL STATEMENTS continued

an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Income Builder Fund, a series of the Evergreen Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Income Builder Fund as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

33

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 3.67% of ordinary income dividends paid during the fiscal year ended April 30, 2008 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended April 30, 2008, the Fund designates 4.80% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2008 year-end tax information will be reported on your 2008 Form 1099-DIV, which shall be provided to you in early 2009.

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Othern directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H.Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566662 rv5 06/2008

Evergreen Core Plus Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
32	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
36	NOTES TO FINANCIAL STATEMENTS
49	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
50	ADDITIONAL INFORMATION
52	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Core Plus Bond Fund for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period. These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before falling in late 2007 and early 2008

LETTER TO SHAREHOLDERS continued

and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S. Government Fund, Evergreen Core

LETTER TO SHAREHOLDERS continued

Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisors:

• Evergreen International Advisors

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Michael Lee

• Anthony Norris

• Alex Perrin

• Peter Wilson

• Parham M. Behrooz, CFA

• Lisa Brown-Premo

• Andrew Cestone

• Todd C. Kuimjian, CFA

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

Average annual return*

1-year with sales charge	-5.17%	-5.91%	-2.13%	N/A

1-year w/o sales charge	-0.44%	-1.18%	-1.18%	-0.19%

5-year	3.18%	3.42%	3.74%	4.35%

10-year	4.74%	5.02%	5.02%	5.33%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Core Plus Bond Fund Class A shares versus a similar investment in the Evergreen Diversified Bond Blended Index (EDBBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The EDBBI, the LBABI, the LBCBI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and do not represent an investment return. It is not possible to invest directly in an index.

^

The fund has previously compared its performance to the EDBBI, LBCBI and the MLHYCPBB-B. Given recent changes to the fund’s principal investment strategies, the fund believes that the LBABI is a more appropriate benchmark than the EDBBI, LBCBI and the MLHYCPBB-B. In future periods, the fund will compare its performance to the LBABI.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -0.44% for the twelve-month period ended April 30, 2008, excluding any applicable sales charges. During the same period, the EDBBI returned 2.59%, the LBABI returned 6.87%, the LBCBI returned 3.06% and the MLHYCPBB-B returned 0.58%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

The fund’s underperformance relative to its benchmarks was principally due to its exposure to commercial mortgage-backed securities (CMBS) and Residential Mortgage-Backed Securities (RMBS) during a period when all securitized assets significantly lagged other sectors in the fixed income markets. The fiscal year began in May 2007 amid evidence that the domestic economy was continuing to expand after weathering a housing slump earlier in the year. Corporate bonds continued to perform well as investors sought out higher yields. The Federal Reserve Board (the “Fed”) indicated it was more concerned about inflationary pressures than about any potential drags on the economy, and it held the key fed funds rate unchanged at the 5.25% level where it had been for more than a year. That environment began to change in June 2007 amid mounting evidence that weakness in housing and problems in subprime mortgages were becoming more of a threat to the economy. Many major financial institutions, both domestic and international, began reporting significant losses from their subprime mortgage investments. Problems originating in the subprime market led to a massive deleveraging of the financial system and a seizing up of the fixed income markets. Investors typically sought out higher-quality bonds, most notably Treasuries, as evidence accumulated of a growing liquidity crunch affecting lending activities. In this general flight to quality, Treasuries outperformed all other sectors of the fixed income markets for the remainder of the fiscal year as the financial markets remained mired in a liquidity crunch. To relieve this credit crunch and inject liquidity into the financial markets, the Fed, in a series of actions

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Bond Blended Index is composed of the following indexes: LBCBI (80%) AND MLHYCPBB-B (20%).

†Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY continued

starting in September 2007 and continuing through the end of the fiscal year in April 2008 provided funds to financial institutions. The Fed also lowered the fed funds rate from 5.25% to 2.00% and announced a series of other policy moves to ease lending activity.

For most of the fiscal year, we kept the fund’s duration—or exposure to change in interest rates—consistent with that of the LBABI, and this neutral duration position had minimal impact on results. The fund’s investments in Treasuries, government agency securities and international bonds all contributed positively to performance. The fund had only minimal exposure to high yield corporate bonds early in the fiscal year, but we increased the positions late in 2007 as yield spreads widened and high yield bonds appeared more attractive. This increased exposure, however, hurt relative performance during the first three months of 2008 as yield spreads widened further and Treasuries continued to outperform.

The fund typically invests in a diversified mix of bonds from all sectors of the market including corporate bonds and high-quality mortgage-backed securities (MBS), CMBS, and asset-backed securities (ABS). In most environments, this strategy has provided additional yield to the fund and added to the overall performance relative to the market. In a liquidity crisis and flight to quality, however, these high-quality assets are often the ones that are most affected. The fund held a minimal allocation to U.S Treasuries over the course of the fiscal year particularly as yield spreads widened last fall. For most major sectors of the market, yield spreads reached record levels in November 2007. As spreads widened, the fund added to its exposure in the corporate sector, where it had been underweight for most of the fiscal year. In the securitized sector (MBS, CMBS and ABS) the fund maintained its overweight position and began to add more exposure to AAA non-agency mortgages as the spread between agency and non-agency bonds widened to record levels. As we moved into 2008, problems in the subprime market continued to weigh on investors and confidence in the financial system remained low. Financial institutions typically continued to struggle as they attempted to value the subprime mortgages held on their balance sheets and shore up capital positions. Spread sectors, which were already historically cheap, underperformed even more in the first three months of 2008 and the fund’s performance was negatively impacted. While the fund did not own any subprime mortgages, its performance nevertheless was hurt by the fallout from the subprime crisis. Investments in CMBS, investment-grade corporate bonds, and ABS tended to detract from results during a period in which the markets did not reward any credit risk. The Fed’s efforts to provide liquidity and shore up the financial system began to take hold in mid-March 2008 and the market tone began to improve. In the last months of the fiscal year, spreads in CMBS and corporates in particular began to narrow significantly and the performance of the fund began to improve.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2007	4/30/2008	Period*

Actual
Class A	$ 1,000.00	$974.18	$ 4.52
Class B	$ 1,000.00	$970.55	$ 8.18
Class C	$ 1,000.00	$970.55	$ 8.18
Class I	$ 1,000.00	$975.39	$ 3.29
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,020.29	$ 4.62
Class B	$ 1,000.00	$1,016.56	$ 8.37
Class C	$ 1,000.00	$1,016.56	$ 8.37
Class I	$ 1,000.00	$1,021.53	$ 3.37

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended November 30, 2005[2,3]

CLASS A	2008	2007	2006[1]

Net asset value, beginning of period	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.74	0.81	0.33	0.41[4]
Net realized and unrealized gains or losses on investments	(0.79)	0.23	(0.27)	(0.28)

Total from investment operations	(0.05)	1.04	0.06	0.13

Distributions to shareholders from
Net investment income	(0.51)	(0.83)	(0.34)	(0.43)
Tax basis return of capital	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.72)	(0.84)	(0.34)	(0.43)

Net asset value, end of period	$13.68	$14.45	$14.25	$14.53

Total return[5]	(0.44)%	7.49%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$171,130	$199,442	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.14%	1.16%	1.19%[6]	1.15%[6]
Net investment income (loss)	5.23%	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	374%[7]	70%	30%	55%

[1]	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2]	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
[3]

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

[4]	Net investment income (loss) per share is based on average shares outstanding during the period.
[5]	Excluding applicable sales charges
[6]	Annualized
[7]	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended November 30, 2005[2,3]

CLASS B	2008	2007	2006[1]

Net asset value, beginning of period	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.64	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	(0.80)	0.23	(0.26)	(0.28)

Total from investment operations	(0.16)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$13.67	$14.45	$14.25	$14.53

Total return[5]	(1.18)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,894	$16,102	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.84%	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.49%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	374%[7]	70%	30%	55%

[1]	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2]	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
[3]

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

[4]	Net investment income (loss) per share is based on average shares outstanding during the period.
[5]	Excluding applicable sales charges
[6]	Annualized
[7]	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2008	2007	2006[1]	Year Ended November 30, 2005[2,3]

Net asset value, beginning of period	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income (loss)	0.63	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	(0.78)	0.23	(0.26)	(0.28)

Total from investment operations	(0.15)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$13.68	$14.45	$14.25	$14.53

Total return[5]	(1.18)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,140	$24,157	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.84%	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.48%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended November 30,

CLASS I	2008	2007	2006[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$14.45	$14.25	$14.53	$15.14	$15.14	$14.27

Income from investment operations
Net investment income (loss)	0.76	0.83	0.34	0.79[3]	0.93	0.95
Net realized and unrealized gains or losses on investments	(0.77)	0.25	(0.26)	(0.41)	0.02	0.91

Total from investment operations	(0.01)	1.08	0.08	0.38	0.95	1.86

Distributions to shareholders from
Net investment income	(0.55)	(0.87)	(0.36)	(0.86)	(0.95)	(0.99)
Tax basis return of capital	(0.21)	(0.01)	0	(0.13)[4]	0	0

Total distributions to shareholders	(0.76)	(0.88)	(0.36)	(0.99)	(0.95)	(0.99)

Net asset value, end of period	$13.68	$14.45	$14.25	$14.53	$15.14	$15.14

Total return	(0.19)%	7.78%	0.55%	2.82%	6.47%	13.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,634	$56,478	$61,711	$65,893	$97,235	$97,277
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.67%	0.67%[5]	0.79%	0.94%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.85%	0.89%[5]	0.88%	0.97%	0.94%
Net investment income (loss)	5.48%	5.91%	5.72%[5]	5.50%	6.10%	6.43%
Portfolio turnover rate	374%[6]	70%	30%	55%	23%	45%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.
5	Annualized
6	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2008
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $ 3,514,181)	$3,510,671	$3,711,937

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.3%
FIXED-RATE 6.3%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	2,395,000	2,378,775
Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,487,192
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	923,672
Ser. 2991, Class QD, 5.00%, 08/15/2034	2,550,000	2,546,641
Ser. 3036, Class NC, 5.00%, 03/15/2031	1,740,000	1,736,443
Ser. 3068, Class AK, 4.50%, 03/15/2027	335,000	328,368
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	17,531	18,759
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	287,397	310,973
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,799,748
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	182,923	195,008
Ser. 2007-65, Class GV, 5.00%, 07/25/2018	2,518,407	2,520,176

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $15,645,539)		16,245,755

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.7%
FIXED-RATE 16.7%
FHLMC:
5.00%, 09/15/2028	210,000	212,474
6.50%, 09/25/2043	107,025	110,241
7.50%, 09/01/2013-08/25/2042	163,838	172,420
9.00%, 12/01/2016	129,813	140,441
9.50%, 12/01/2022	18,129	20,042
FHLMC 30 year, 5.00%, TBA #	14,450,000	14,199,379
FNMA:
5.70%, 11/01/2011 ##	6,444,506	6,677,862
6.10%, 03/01/2012	2,214,558	2,332,349
6.27%, 02/01/2011	3,333,271	3,467,365
6.45%, 09/01/2016	1,745,740	1,853,069
6.80%, 08/01/2009	2,978,099	3,040,039
7.87%, 07/01/2026 ##	3,006,052	3,506,322
9.00%, 02/01/2025-09/01/2030	167,357	184,179
10.00%, 09/01/2010-04/01/2021	85,759	95,850
FNMA 15 year, 5.00%, TBA #	2,990,000	2,999,810
GNMA:
8.00%, 03/15/2022-08/15/2024	58,636	64,137
8.25%, 05/15/2020	57,026	62,351
8.50%, 09/15/2024-01/15/2027	59,542	65,764
9.00%, 12/15/2019	58,314	63,907
9.50%, 09/15/2019	13,937	15,490
10.00%, 01/15/2019-03/15/2020	29,307	33,366

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA 30 Year:
5.50%, TBA #	$2,105,000	$2,132,300
6.00%, TBA #	1,250,000	1,284,180

Total Agency Mortgage-Backed Pass Through Securities (cost $42,123,318)		42,733,337

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.2%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	161,592	165,296
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	346,838

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $491,386)		512,134

ASSET-BACKED SECURITIES 3.7%
Acacia CDO, Ltd., Ser. 10A, Class C, FRN, 4.30%, 09/07/2046 144A	1,000,000	868,810
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	2,000,000	1,469,860
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	2,000,000	1,348,279
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	1,842,970
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 4.23%, 07/07/2040 144A	2,705,709	2,645,777
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	2,078,000	1,406,702

Total Asset-Backed Securities (cost $11,896,465)		9,582,398

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.0%
FIXED-RATE 11.7%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2007-1, Class A4, 5.45%, 01/15/2049	245,000	238,484
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,100,650
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	228,797	142,609
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.89%, 07/10/2017	855,000	615,811
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 6.01%, 12/10/2049	910,000	682,786
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,598,899
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	2,500,000	1,812,979
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	4,068,308
GS Mtge. Securities Corp.:
Ser. 2007-GG10, Class AM, 5.99%, 08/10/2045	2,700,000	2,517,956
Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	3,665,000	3,679,332
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,327,194	3,298,620
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	750,369
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	2,360,000	2,292,458
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	3,058,757

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	$1,042,000	$880,013
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,120,805

		29,858,836

FLOATING-RATE 3.3%
Capmark, Ltd., Ser. 2006-7A, Class B, 3.09%, 08/20/2036 144A	500,000	368,000
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	450,000	395,682
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.74%, 02/15/2039	2,835,000	2,653,832
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	2,105,000	2,094,400
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.90%, 05/25/2036 144A	426,472	153,905
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	2,750,000	2,769,301

		8,435,120

Total Commercial Mortgage-Backed Securities (cost $40,547,894)		38,293,956

CORPORATE BONDS 25.0%
CONSUMER DISCRETIONARY 2.8%
Auto Components 0.1%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	110,000	93,500
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	60,000	65,550

		159,050

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	5,000	5,031

Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	70,000	66,150
8.125%, 05/15/2011 ρ	20,000	17,025
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	90,000	78,300
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	285,000	220,875
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	5,000	5,100
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	119,000	127,627
Seneca Gaming Corp., 7.25%, 05/01/2012	20,000	19,425
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	120,000	106,800
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	51,875

		693,177

Household Durables 0.2%
Centex Corp.:
4.875%, 08/15/2008	50,000	49,504
5.80%, 09/15/2009	15,000	14,405
D.R. Horton, Inc.:
4.875%, 01/15/2010	25,000	23,875
5.00%, 01/15/2009	75,000	73,125
8.00%, 02/01/2009	30,000	30,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	$20,000	$15,700
6.50%, 01/15/2014	15,000	10,725
KB Home:
7.75%, 02/01/2010 ρ	40,000	39,500
8.625%, 12/15/2008	15,000	15,225
Libbey, Inc., FRN, 11.91%, 06/01/2011	55,000	55,412
Pulte Homes, Inc.:
4.875%, 07/15/2009	115,000	111,550
7.875%, 08/01/2011	5,000	4,900
Standard Pacific Corp., 5.125%, 04/01/2009	30,000	26,850

		470,771

Media 0.8%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	80,000	80,000
Charter Communications, Inc., 10.875%, 09/15/2014 144A ρ	185,000	196,563
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	151,875
Idearc, Inc., 8.00%, 11/15/2016	250,000	163,750
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	180,000	170,550
7.25%, 01/01/2013	10,000	9,950
Mediacom Broadband, LLC, 8.50%, 10/15/2015	25,000	23,125
Mediacom, LLC, 7.875%, 02/15/2011	20,000	19,000
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	130,000	84,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	20,000	20,325
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	1,183,689

		2,103,327

Multi-line Retail 0.8%
Kohl’s Corp., 6.875%, 12/15/2037	575,000	528,240
Macy’s, Inc.:
6.375%, 03/15/2037	700,000	545,933
7.45%, 09/15/2011	500,000	500,733
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	60,000	62,700
Target Corp., 6.50%, 10/15/2037	450,000	455,010

		2,092,616

Specialty Retail 0.6%
American Achievement Corp., 8.25%, 04/01/2012	140,000	123,900
Home Depot, Inc., 5.875%, 12/16/2036	1,530,000	1,283,092
Payless ShoeSource, Inc., 8.25%, 08/01/2013	150,000	136,125

		1,543,117

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	245,000	234,588

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.5%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	$15,000	$15,975

Food & Staples Retailing 0.4%
Ingles Markets, Inc., 8.875%, 12/01/2011	60,000	61,200
Rite Aid Corp., 8.125%, 05/01/2010	85,000	85,425
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	675,000	718,776

		865,401

Food Products 0.1%
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	100,000	97,000
8.625%, 12/15/2012	55,000	57,200
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	5,000	4,775
8.375%, 05/01/2017	70,000	62,650

		221,625

Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012	25,000	24,750

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	115,000	97,750

ENERGY 2.0%
Energy Equipment & Services 0.2%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	80,000	80,400
GulfMark Offshore, Inc., 7.75%, 07/15/2014 ρ	70,000	72,800
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014 ρ	225,000	219,937
Parker Drilling Co., 9.625%, 10/01/2013	85,000	89,675
PHI, Inc., 7.125%, 04/15/2013	175,000	164,500

		627,312

Oil, Gas & Consumable Fuels 1.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	205,000	208,075
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	55,000	51,700
El Paso Corp., 7.00%, 06/15/2017	20,000	20,972
EnCana Corp., 6.625%, 08/15/2037	1,225,000	1,255,184
Encore Acquisition Co.:
6.00%, 07/15/2015	100,000	92,500
6.25%, 04/15/2014 ρ	70,000	66,150
Exco Resources, Inc., 7.25%, 01/15/2011	105,000	105,000
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	140,000	140,700
Forest Oil Corp., 7.25%, 06/15/2019 ρ	40,000	41,500
Frontier Oil Corp., 6.625%, 10/01/2011	30,000	30,000
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,171,210
Mariner Energy, Inc., 8.00%, 05/15/2017	25,000	24,688

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$165,000	$160,875
7.875%, 11/01/2026	15,000	15,563
Plains All American Pipeline, LP, 6.50%, 05/01/2018 144A	25,000	25,579
Plains Exploration & Production Co., 7.75%, 06/15/2015	35,000	36,050
Sabine Pass LNG, LP:
7.25%, 11/30/2013	210,000	195,300
7.50%, 11/30/2016	5,000	4,600
Southwestern Energy Co., 7.50%, 02/01/2018 144A	10,000	10,650
Sunoco, Inc., 9.00%, 11/01/2024	500,000	604,396
Tesoro Corp.:
6.50%, 06/01/2017	20,000	18,450
6.625%, 11/01/2015	130,000	122,850
Williams Cos., 7.125%, 09/01/2011	150,000	160,125

		4,562,117

FINANCIALS 14.5%
Capital Markets 4.3%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 + ☐	3,500,000	3,461,885
E*TRADE Financial Corp.:
7.375%, 09/15/2013	50,000	40,875
8.00%, 06/15/2011	10,000	8,950
12.50%, 11/30/2017 144A	40,000	41,550
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	1,200,000	1,213,304
6.75%, 10/01/2037	1,330,000	1,307,369
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012 ρ	900,000	909,594
7.00%, 09/27/2027	250,000	245,618
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	1,325,000	1,322,362
Morgan Stanley:
5.625%, 01/09/2012	1,425,000	1,440,428
5.95%, 12/28/2017	1,125,000	1,116,395

		11,108,330

Commercial Banks 3.1%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,019,434
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,024,800
National City Corp., 5.80%, 06/07/2017	1,700,000	1,409,266
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	300,000	297,542
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,300,000	1,269,408

		8,020,450

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.3%
American Water Capital Corp., 6.09%, 10/15/2017 144A	$850,000	$846,949
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	101,054
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	65,000	60,860
5.80%, 01/12/2009	5,000	4,890
7.375%, 10/28/2009	585,000	563,329
9.75%, 09/15/2010	40,000	38,880
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	40,000	37,618
6.875%, 09/15/2011	425,000	354,414
6.875%, 08/28/2012	10,000	7,940
7.25%, 03/02/2011	20,000	16,976
7.75%, 01/19/2010	65,000	59,831
8.00%, 11/01/2031	200,000	151,651
FRN:
3.75%, 09/23/2008	85,000	83,408
4.32%, 05/15/2009	165,000	150,576
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,778,465
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	30,000	25,200
Sprint Capital Corp., 6.875%, 11/15/2028	1,835,000	1,430,151
Toll Corp.:
8.25%, 02/01/2011	105,000	101,587
8.25%, 12/01/2011	20,000	19,200

		5,832,979

Diversified Financial Services 1.0%
Citigroup, Inc.:
5.50%, 08/27/2012 ρ	650,000	651,760
FRN, 8.40%, 04/29/2049	920,000	932,264
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	790,000	807,374
Leucadia National Corp.:
7.125%, 03/15/2017	10,000	9,600
8.125%, 09/15/2015	180,000	184,500

		2,585,498

Insurance 0.5%
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	1,219,805

Real Estate Investment Trusts 3.1%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,095,745
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,071,957
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,249,410
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	939,966

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	$95,000	$95,119
Ser. O, 6.375%, 03/15/2015	5,000	4,825
Ser. Q, 6.75%, 06/01/2016	155,000	152,287
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	65,000	63,781
7.00%, 01/15/2016	100,000	97,125
Ventas, Inc., 7.125%, 06/01/2015	75,000	75,563

		7,845,778

Thrifts & Mortgage Finance 0.2%
Residential Capital, LLC:
FRN, 3.49%, 06/09/2008 ρ	35,000	32,769
Step Bond:
8.125%, 11/21/2008 Š	55,000	45,925
8.375%, 06/30/2010 Š	530,000	290,175

		368,869

HEALTH CARE 1.7%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	1,500,000	1,488,138

Health Care Providers & Services 1.1%
HCA, Inc., 9.25%, 11/15/2016	385,000	414,837
Omnicare, Inc.:
6.125%, 06/01/2013	180,000	164,700
6.875%, 12/15/2015	215,000	197,263
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	959,338
WellPoint, Inc., 6.375%, 06/15/2037	1,300,000	1,192,715

		2,928,853

INDUSTRIALS 0.7%
Aerospace & Defense 0.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	25,000	24,875
DRS Technologies, Inc., 6.625%, 02/01/2016	50,000	49,750
Hexcel Corp., 6.75%, 02/01/2015	70,000	69,913
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	635,000	619,125
6.375%, 10/15/2015	235,000	233,531

		997,194

Commercial Services & Supplies 0.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	90,000	82,350
9.25%, 05/01/2021	95,000	98,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Geo Group, Inc., 8.25%, 07/15/2013	$50,000	$51,875
Mobile Mini, Inc., 6.875%, 05/01/2015	55,000	46,613
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	65,000	68,453

		348,091

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	285,000	245,812

Road & Rail 0.1%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	5,000	4,438
Hertz Global Holdings, Inc., 8.875%, 01/01/2014	80,000	81,000
Kansas City Southern:
7.50%, 06/15/2009	35,000	36,050
9.50%, 10/01/2008	55,000	55,825

		177,313

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	40,000	37,700

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.2%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	145,000	138,475
Jabil Circuit, Inc.:
5.875%, 07/15/2010	140,000	137,537
8.25%, 03/15/2018 144A	225,000	226,125
Sanmina-SCI Corp.:
6.75%, 03/01/2013	15,000	13,650
8.125%, 03/01/2016	30,000	27,750
FRN, 5.55%, 06/15/2010 144A	29,000	28,783

		572,320

IT Services 0.1%
First Data Corp., 9.875%, 09/24/2015 144A	140,000	127,575
SunGard Data Systems, Inc., 4.875%, 01/15/2014	115,000	101,488
Unisys Corp., 6.875%, 03/15/2010	25,000	24,156

		253,219

Office Electronics 0.0%
Xerox Corp., 6.35%, 05/15/2018	30,000	30,207

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	5,000	4,425
9.125%, 12/15/2014 ρ	30,000	24,825
Spansion, Inc., FRN, 6.20%, 06/01/2013 144A	75,000	56,625

		85,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.7%
Chemicals 0.3%
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	$50,000	$44,000
10.25%, 11/01/2010	10,000	10,250
Huntsman, LLC, 11.625%, 10/15/2010	90,000	94,950
Koppers Holdings, Inc.:
9.875%, 10/15/2013	10,000	10,650
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	95,000	83,600
Millenium America, Inc., 7.625%, 11/15/2026	120,000	77,700
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	130,000	126,750
10.125%, 12/01/2014	50,000	47,875
Mosaic Co.:
7.30%, 01/15/2028	55,000	53,625
7.875%, 12/01/2016 144A	80,000	88,000
Tronox Worldwide, LLC,9.50%, 12/01/2012 ρ	230,000	198,950

		836,350

Construction Materials 0.1%
CPG International, Inc.:
10.50%, 07/01/2013	145,000	124,700
FRN, 11.47%, 07/01/2012	35,000	28,613

		153,313

Containers & Packaging 0.1%
Berry Plastics Holdings Corp.:
7.57%, 02/15/2015 144A	30,000	29,100
8.875%, 09/15/2014 ρ	28,000	26,320
Exopack Holding Corp., 11.25%, 02/01/2014	135,000	129,600
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	95,000	96,425
9.50%, 08/15/2013	35,000	35,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	145,000	133,400

		449,845

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	140,000	155,050

Paper & Forest Products 0.1%
Georgia Pacific Corp., 8.875%, 05/15/2031	100,000	98,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 ρ	95,000	98,562

		196,562

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.1%
Citizens Communications Co., 7.875%, 01/15/2027	60,000	53,550
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	40,000	40,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
6.50%, 06/01/2017	$50,000	$47,125
7.50%, 06/15/2023	35,000	32,200
7.875%, 09/01/2011	125,000	128,750
8.875%, 03/15/2012	60,000	63,600

		365,825

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	1,600,000	1,777,870
Rural Cellular Corp., 8.25%, 03/15/2012	145,000	151,525
Sprint Nextel Corp.:
6.375%, 05/01/2009	65,000	64,040
6.90%, 05/01/2019	20,000	16,530
Ser. D, 7.375%, 08/01/2015	110,000	88,059
Ser. F, 5.95%, 03/15/2014	110,000	85,900

		2,183,924

UTILITIES 0.7%
Electric Utilities 0.7%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	155,000	165,850
Aquila,Inc., Step Bond, 14.875%, 07/01/2012 Š	238,000	290,360
CMS Energy Corp.:
6.55%, 07/17/2017	10,000	9,872
8.50%, 04/15/2011	15,000	16,139
Edison Mission Energy:
7.00%, 05/15/2017	5,000	5,075
7.20%, 05/15/2019	30,000	30,375
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	115,000	123,050
11.25%, 11/01/2017 144A	70,000	73,675
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	25,000	24,625
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	19,486	22,409
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	210,000	218,925
NRG Energy, Inc., 7.375%, 02/01/2016	175,000	180,688
Orion Power Holdings, Inc., 12.00%, 05/01/2010	240,000	265,800
Reliant Energy, Inc.:
6.75%, 12/15/2014	265,000	274,937
7.875%, 06/15/2017 ρ	5,000	5,238

		1,707,018

Independent Power Producers & Energy Traders 0.0%
AES Corp., 8.00%, 10/15/2017	5,000	5,237
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	15,000	15,000

		20,237

Total Corporate Bonds (cost $65,734,074)		63,931,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 3.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	170,000	$271,237

CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	98,920

Food & Staples Retailing 0.2%
Carrefour SA,3.625%, 05/06/2013 EUR	250,000	366,205

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	65,000	118,014
Total SA, 4.125%, 01/25/2012 CAD	100,000	100,945

		218,959

FINANCIALS 2.4%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	122,794
Morgan Stanley, 5.375%, 11/14/2013 GBP	100,000	184,405

		307,199

Commercial Banks 1.0%
Bayerische Landesbank, 10.00%, 03/31/2010 PLN	270,000	128,649
HBOS plc, 4.125%, 01/25/2010 CAD	600,000	595,473
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	470,000	488,754
6.00%, 07/15/2009 NZD	530,000	404,073
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	231,585
5.75%, 01/21/2015 AUD	700,000	606,710

		2,455,244

Consumer Finance 0.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	404,938
BMW Finance Corp., 4.25%, 01/22/2014 EUR	300,000	453,141
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	405,149
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	93,465

		1,356,693

Diversified Financial Services 0.4%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	100,000	180,421
European Investment Bank, 6.00%, 07/15/2009 NZD	450,000	343,081
General Electric Capital Corp., 3.375%, 02/08/2012 EUR	250,000	371,501
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	70,000	92,618

		987,621

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.4%
Nykredit, 5.00%, 10/01/2038 DKK	2,347,353	$463,923
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	2,432,479	515,833

		979,756

INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	110,051

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	69,950

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	107,328

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	557,498

UTILITIES 0.1%
Multi-Utilities 0.1%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	280,483

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $ 7,673,795)		8,167,144

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.7%
Australia:
6.00%, 05/01/2012 AUD	400,000	363,618
6.00%, 10/14/2015 AUD	670,000	600,475
Brazil, 10.25%, 01/10/2028 BRL	350,000	184,232
Brazil, 7.375%, 02/03/2015 EUR	60,000	100,289
Denmark, 4.00%, 11/15/2017 DKK	2,440,000	494,196
France, 4.25%, 04/25/2019 EUR	755,000	1,161,447
Germany, 3.75%, 01/04/2017 EUR	600,000	907,596
Hong Kong, 4.23%, 03/21/2011 HKD	3,050,000	415,420
International Bank for Reconstruction and Development, 5.75%, 06/25/2010 RUB	5,100,000	213,194
Malaysia, 3.87%, 04/13/2010 MYR	650,000	207,660
Mexico:
5.50%, 02/17/2020 EUR	320,000	488,897
8.00%, 12/07/2023 MXN	4,500,000	429,420
10.00%, 12/05/2024 MXN	1,875,000	211,718
Morocco, 5.375%, 06/27/2017 EUR	65,000	95,024
Netherlands, 4.00%, 07/15/2016 EUR	890,000	1,366,170
Norway, 5.00%, 05/15/2015 NOK	3,900,000	786,280

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Philippines, 6.25%, 03/15/2016 EUR	200,000	$302,385
South Africa, 5.25%, 05/16/2013 EUR	100,000	151,768
Turkey, 4.75%, 07/06/2012 EUR	340,000	508,898
Ukraine, 4.95%, 10/13/2015 EUR	50,000	68,522
United Kingdom, 5.00%, 03/07/2012 GBP	220,000	446,311

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $8,841,351)		9,503,520

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
FIXED-RATE 1.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$3,255,000	3,083,367
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐	439,345	428,801
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A ☐	14,109	14,087
Ser. 2006-14, Class N2, 8.35%, 03/19/2038 144A ☐	907,070	908,889

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $4,522,691)		4,435,144

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.8%
FIXED-RATE 7.0%
Alternative Loan Trust, Ser. 2007-14T2, Class 2, 6.00%, 07/25/2037	1,651,784	1,112,601
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	1,660,040	1,501,706
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	905,452	559,696
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 144A	405,000	360,268
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	2,861,206	2,634,221
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	1,363,125	1,174,850
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	490,820
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	3,434,173	3,134,239
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	773,389	675,188
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	898,090	841,123
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	3,056,839	2,956,715
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	2,477,860	2,386,243

		17,827,670

FLOATING-RATE 8.8%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	3,076,910	2,883,319
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.07%, 12/25/2036	145,000	104,799
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	2,501,759	2,474,340
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8, Class A3, 6.16%, 07/12/2017	3,530,000	3,569,267

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	$3,518,431	$3,294,116
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	2,347,432	2,133,198
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR17, Class 1A1B, 4.89%, 12/25/2046	2,433,558	1,736,563
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	2,885,458	2,785,430
Ser. 2007-OA5:
Class 1A, 4.83%, 06/25/2047	2,439,392	1,956,758
Class 1A1B, 4.83%, 06/25/2047	2,201,230	1,534,874

		22,472,664

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $44,280,585)		40,300,334

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	345,588	344,793

FLOATING-RATE 1.2%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.99%, 11/19/2034	2,605,009	1,917,670
Ser. 2005-8, Class 2B3, 6.43%, 02/19/2035	1,087,571	1,118,653

		3,036,323

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,461,179)		3,381,116

YANKEE OBLIGATIONS – CORPORATE 3.5%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	5,000	5,350

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	133,975

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A ρ	100,000	102,000

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	45,000	47,925
GAZPROM OAO, 9.625%, 03/01/2013	190,000	216,505
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	390,000	308,100
9.50%, 12/01/2016	20,000	15,800
OPTI Canada, Inc., 7.875%, 12/15/2014	240,000	245,400

		833,730

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 1.0%
Commercial Banks 0.1%
VTB Capital SA, 7.50%, 10/12/2011	$120,000	$124,152

Consumer Finance 0.1%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013	10,000	10,700
FRN, 8.58%, 06/01/2013	30,000	30,075
Gaz Capital SA, 6.21%, 11/22/2016	100,000	95,773
NXP Funding, LLC, 7.875%, 10/15/2014	5,000	4,963
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	30,000	28,350
Virgin Media Finance plc, 9.125%, 08/15/2016	112,000	108,640

		278,501

Diversified Financial Services 0.8%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	53,222
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	240,000	274,200
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	711,320
Ship Finance International, Ltd., 8.50%, 12/15/2013	130,000	131,950
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.47%, 01/25/2035 144A	1,000,000	927,830

		2,098,522

INDUSTRIALS 0.1%
Road & Rail 0.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	120,000	114,150
9.375%, 05/01/2012	135,000	141,413

		255,563

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 10.125%, 07/15/2013 ρ	220,000	216,700

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	75,000	70,313

MATERIALS 0.2%
Metals & Mining 0.2%
Evraz Group SA:
8.875%, 04/24/2013 144A	30,000	30,525
9.50%, 04/24/2018 144A	100,000	102,494
Novelis, Inc., 7.25%, 02/15/2015	405,000	372,600

		505,619

Paper & Forest Products 0.0%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	105,000	79,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.6%
Telecom Italia SpA, 6.20%, 07/18/2011	$200,000	$201,619
Telefonica Emisiones, 7.05%, 06/20/2036 ρ	1,000,000	1,096,645
Telefonos De Mexico SAB de CV, 4.75%, 01/27/2010	100,000	101,322

		1,399,586

Wireless Telecommunication Services 0.9%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	30,000	29,737
Intelsat, Ltd., 9.25%, 06/15/2016	50,000	50,687
Vimpel Communications:
8.25%, 05/23/2016	200,000	196,490
8.375%, 04/30/2013 144A	15,000	15,012
9.125%, 04/30/2018 144A	100,000	100,250
Vodafone Group plc:
5.625%, 02/27/2017	1,200,000	1,207,260
7.75%, 02/15/2010	700,000	739,007

		2,338,443

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	123,917

Multi-Utilities 0.1%
National Power Corp.:
6.875%, 11/02/2016	200,000	203,958
FRN, 7.34%, 08/23/2011	130,000	137,618

		341,576

Total Yankee Obligations – Corporate (cost $9,044,487)		8,907,222

YANKEE OBLIGATIONS – GOVERNMENT 1.1%
Argentina, 12.25%, 06/19/2018 •	159,188	46,165
Brazil:
7.125%, 01/20/2037	370,000	423,650
8.25%, 01/20/2034	350,000	445,375
Chile, 7.125%, 01/11/2012	125,000	137,512
Colombia:
7.375%, 01/27/2017	100,000	112,850
8.125%, 05/21/2024	175,000	207,812
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	210,051
Indonesia, 6.75%, 03/10/2014	90,000	93,150
Mexico, 8.375%, 01/14/2011	60,000	66,954
Peru:
8.375%, 05/03/2016	200,000	243,400
8.75%, 11/21/2033	35,000	46,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT continued
Russia:
11.00%, 07/24/2018	$55,000	$79,613
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	147,750	170,144
Turkey, 7.00%, 09/26/2016	200,000	205,750
Ukraine, 6.58%, 11/21/2016	100,000	98,375
Venezuela, 10.75%, 09/19/2013	180,000	186,300

Total Yankee Obligations – Government (cost $2,755,653)		2,773,651

	Shares	Value

PREFERRED STOCKS 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A	50	54,425

Thrifts & Mortgage Finance 0.8%
Fannie Mae, Ser. S, 8.25% ρ	33,750	845,100
Freddie Mac, Ser. Z, 8.38% ρ	41,260	1,056,256

		1,901,356

Total Preferred Stocks (cost $1,931,527)		1,955,781

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $27,262)	$30,000	27,263

	Shares	Value

MUTUAL FUND SHARES 2.1%
Blackrock Core Bond Trust ρ	63,250	777,975
Blackrock Income Opportunity Trust	82,350	830,088
Blackrock Income Trust	80,175	485,059
MFS Charter Income Trust	108,400	919,232
MFS Intermediate Income Trust	143,700	909,621
MFS Multimarket Income Trust	100,954	586,543
Putnam Premier Income Trust	105,043	653,367
Van Kampen Bond Fund	5,325	91,111

Total Mutual Fund Shares (cost $5,072,385)		5,252,996

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008
	Principal Amount	Value

LOANS 0.2%
CONSUMER DISCRETIONARY 0.0%
Idearc, Inc., FRN, 4.80%, 11/17/2014 <	$49,962	$41,396
Ion Media Networks, Inc., FRN, 6.05%, 01/15/2012 <	110,000	90,522

		131,918

INDUSTRIALS 0.1%
Clarke American Corp., FRN, 5.30%, 02/28/2014	129,673	109,854
Neff Corp., FRN, 6.30%, 11/30/2014 <	185,000	135,644

		245,498

MATERIALS 0.1%
Wimar Co., FRN, 5.30%, 01/03/2012	160,000	151,557

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.80%, 10/10/2014	1,063	1,015

Total Loans (cost $531,853)		529,988

	Shares	Value

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ## ρρ (cost $16,826,147)	16,826,147	16,826,147

Total Investments (cost $284,921,772) 108.3%		277,070,985
Other Assets and Liabilities (8.3%)		(21,272,401)

Net Assets 100.0%		$255,798,584

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

Š	The rate shown is the stated rate at the current period end.
•	Security that has defaulted on payment of interest and/or principal.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

Summary of Abbreviations

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	53.1%
AA	11.3%
A	10.1%
BBB	9.4%
BB	11.7%
B	4.1%
CCC	0.2%
NR	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	9.1%
1 to 3 year(s)	10.2%
3 to 5 years	16.5%
5 to 10 years	51.0%
10 to 20 years	7.8%
20 to 30 years	5.3%
Greater than 30 years	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $268,095,625) including $5,439,665 of securities loaned	$260,244,838
Investments in affiliated money market fund, at value (cost $16,826,147)	16,826,147

Total investments	277,070,985
Foreign currency, at value (cost $719,774)	722,569
Receivable for securities sold	3,620,449
Principal paydown receivable	108,062
Receivable for Fund shares sold	34,203
Dividends and interest receivable	2,718,810
Receivable for securities lending income	2,506
Premiums paid on credit default swap transactions	357,463
Unrealized gains on forward foreign currency exchange contracts	93,102
Unrealized gains on total return swap transactions	1,067,061
Unrealized gains on credit default swap transactions	1,796,079
Prepaid expenses and other assets	184,839

Total assets	287,776,128

Liabilities
Dividends payable	389,001
Payable for securities purchased	21,322,535
Payable for Fund shares redeemed	277,317
Unrealized losses on credit default swap transactions	2,900,803
Unrealized losses on forward foreign currency exchange contracts	159,834
Premiums received on credit default swap transactions	1,283,066
Payable for securities on loan	5,556,625
Due to custodian bank	5,137
Advisory fee payable	1,501
Distribution Plan expenses payable	2,141
Due to other related parties	5,557
Accrued expenses and other liabilities	74,027

Total liabilities	31,977,544

Net assets	$255,798,584

Net assets represented by
Paid-in capital	$296,012,513
Overdistributed net investment income	(323,900)
Accumulated net realized losses on investments	(31,940,283)
Net unrealized losses on investments	(7,949,746)

Total net assets	$255,798,584

Net assets consists of
Class A	$171,130,258
Class B	13,894,369
Class C	22,139,631
Class I	48,634,326

Total net assets	$255,798,584

Shares outstanding (unlimited number of shares authorized)
Class A	12,513,548
Class B	1,016,622
Class C	1,618,948
Class I	3,556,340

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES continued

April 30, 2008

Net asset value per share
Class A	$13.68
Class A — Offering price (based on sales charge of 4.75%)	$14.36
Class B	$13.67
Class C	$13.68
Class I	$13.68

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

	Investment income
	Interest	$16,019,881
	Income from affiliate	639,969
	Dividends	370,554
	Securities lending	12,797

	Total investment income	17,043,201

	Expenses
	Advisory fee	1,200,936
	Distribution Plan expenses
	Class A	550,231
	Class B	149,343
	Class C	236,016
	Administrative services fee	275,934
	Transfer agent fees	536,187
	Trustees’ fees and expenses	6,089
	Printing and postage expenses	70,251
	Custodian and accounting fees	157,305
	Registration and filing fees	54,720
	Professional fees	38,394
	Other	6,499

	Total expenses	3,281,905
Less:	Expense reductions	(10,604)
	Fee waivers and expense reimbursements	(565,271)

	Net expenses	2,706,030

	Net investment income	14,337,171

	Net realized and unrealized gains or losses on investments
	Net realized gains or losses on:
	Securities	(1,946,888)
	Futures contracts	(80,021)
	Foreign currency related transactions	463,541
	Credit default swap transactions	(217,878)
	Total return swap transactions	(5,613,672)

	Net realized losses on investments	(7,394,918)
	Net change in unrealized gains or losses on investments	(8,064,904)

	Net realized and unrealized gains or losses on investments	(15,459,822)

	Net decrease in net assets resulting from operations	$(1,122,651)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$14,337,171		$17,061,576
Net realized losses on investments		(7,394,918)		(1,553,243)
Net change in unrealized gains or losses on investments		(8,064,904)		6,403,394

Net increase (decrease) in net assets resulting from operations		(1,122,651)		21,911,727

Distributions to shareholders from
Net investment income
Class A		(6,841,784)		(11,787,049)
Class B		(438,612)		(852,703)
Class C		(691,872)		(1,242,068)
Class I		(2,077,072)		(3,565,742)
Tax return of capital
Class A		(2,666,944)		(165,900)
Class B		(214,425)		(13,740)
Class C		(338,870)		(19,998)
Class I		(757,769)		(47,948)

Total distributions to shareholders		(14,027,348)		(17,695,148)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	645,781	9,130,480	579,848	8,326,359
Class B	207,305	2,925,612	169,920	2,430,882
Class C	225,175	3,194,094	190,704	2,730,653
Class I	62,125	874,257	44,267	639,034

		16,124,443		14,126,928

Net asset value of shares issued in reinvestment of distributions
Class A	449,451	6,347,504	552,035	7,905,712
Class B	29,046	410,033	35,341	506,013
Class C	44,486	628,139	56,461	808,431
Class I	108,074	1,526,367	130,689	1,871,835

		8,912,043		11,091,991

Automatic conversion of Class B shares to Class A shares
Class A	51,162	717,162	69,131	988,636
Class B	(51,162)	(717,162)	(69,131)	(988,636)

		0		0

Payment for shares redeemed
Class A	(2,435,890)	(34,383,483)	(2,368,618)	(33,880,260)
Class B	(283,010)	(3,986,296)	(304,671)	(4,352,055)
Class C	(322,517)	(4,543,748)	(398,516)	(5,692,232)
Class I	(522,589)	(7,353,155)	(598,099)	(8,560,870)

		(50,266,682)		(52,485,417)

Net decrease in net assets resulting from capital share transactions		(25,230,196)		(27,266,498)

Total decrease in net assets		(40,380,195)		(23,049,919)
Net assets
Beginning of period		296,178,779		319,228,698

End of period		$255,798,584		$296,178,779

Overdistributed net investment income		$(323,900)		$(416,859)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Plus Bond Fund (the “Fund”) (formerly Diversified Bond Fund) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses

NOTES TO FINANCIAL STATEMENTS continued

arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

g. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

h. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

i. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS continued

j. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

k. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

l. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

m. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is

NOTES TO FINANCIAL STATEMENTS continued

required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

n. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, expiration of capital loss carryovers, mortgage paydown gains and losses, premium amortization and swap contracts. During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in-Capital	$(22,702,302)
Overdistributed net investment income	(4,194,872)
Accumulated net realized losses on investments	26,897,174

o. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.43% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

Effective October 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, also became an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $479,408 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $85,863.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended April 30, 2008, EIS received $3,877 from the sale of Class A shares and $35,736 and $549 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$614,110,567	$444,151,602	$555,564,396	$507,808,916

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at April 30, 2008	In Exchange for U.S. $	Unrealized Gain

06/10/2008	446,199 EUR	$693,349	$681,345	$12,004

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2008	In Exchange for		U.S. Value at April 30, 2008	Unrealized Gain (Loss)

05/19/2008	186,500,000	JPY	$1,788,914	2,236,479	NZD	$1,742,688	$ 46,226
05/19/2008	851,321	NZD	663,359	70,938,000	JPY	680,440	(17,081)
05/19/2008	400,000	NZD	311,684	32,401,200	JPY	310,793	891
06/10/2008	434,879	EUR	675,758	335,000	GBP	662,591	13,167
06/10/2008	174,000,000	JPY	1,671,242	1,106,870	EUR	1,719,967	(48,725)
07/14/2008	137,119,000	JPY	1,319,554	1,488,806	AUD	1,388,804	(69,250)
07/16/2008	46,090,000	JPY	443,594	3,564,275	HKD	458,241	(14,647)
07/16/2008	6,720,000	JPY	64,677	34,100	GBP	67,268	(2,591)
07/22/2008	72,770,000	JPY	700,617	713,704	CAD	708,157	(7,540)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at April 30, 2008	In Exchange for U.S. $	Unrealized Gain

07/01/2008	870,000 EUR	$1,350,480	$1,371,294	$20,814

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $11,705 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $5,439,665 and $5,556,625, respectively.

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2012	Goldman Sachs	PPG Industries, 7.05%, 09/20/2012	$500,000	0.22%	Quarterly	$4,960
12/20/2012	UBS	Dow Jones CDX, North American Investment Grade Index	105,000	3.75%	Quarterly	3,583
12/20/2012	Goldman Sachs	Dow Jones CDX, North American Investment Grade Index	40,000	3.75%	Quarterly	1,365
12/20/2012	JPMorgan	Dow Jones CDX, North American Investment Grade Index	145,000	3.75%	Quarterly	1,836
06/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 01/15/2014	40,000	4.17%	Quarterly	(2,627)
06/20/2013	UBS	Dow Jones CDX, North American Investment Grade Index	55,000	5.00%	Quarterly	(260)
06/20/2013	Bank of America	Dow Jones CDX, North American Investment Grade Index	25,000	5.00%	Quarterly	(118)
03/15/2049	Morgan Stanley	CMBX North America BBB 2 Index	5,000,000	0.60%	Quarterly	1,535,654

NOTES TO FINANCIAL STATEMENTS continued

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	CitiBank	Goldman Sachs, 6.60%, 01/01/2012	$500,000	0.70%	Quarterly	$24
09/20/2008	CitiBank	Lehman Brothers, 6.625%, 01/18/2012	500,000	1.00%	Quarterly	(1,719)
09/20/2008	JPMorgan	Merril Lynch, 5.00%, 01/15/2015	500,000	0.80%	Quarterly	(1,908)
09/20/2008	JPMorgan	Lehman Brothers, 6.625%, 01/18/2012	500,000	1.25%	Quarterly	(1,075)
12/20/2008	Goldman Sachs	Lehman Brothers, 6.625%, 01/18/2012	500,000	0.85%	Quarterly	(2,104)
12/20/2008	Lehman Brothers	Morgan Stanley, 6.60%, 0/01/2012	500,000	1.15%	Quarterly	(532)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 0/01/2012	500,000	1.75%	Quarterly	2,003
03/20/2009	Citigroup	AIG, 6.25%, 05/01/2036	1,000,000	1.55%	Quarterly	5,358
03/20/2009	Lehman Brothers	AIG, 6.25%, 05/01/2036	750,000	2.25%	Quarterly	9,247
09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.75%	Quarterly	(17,066)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.90%	Quarterly	(29,565)
06/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	1,000,000	0.35%	Quarterly	(23,132)
06/20/2013	Lehman Brothers	Centex Corp., 5.25%, 06/15/2015	40,000	5.12%	Quarterly	2,318
12/13/2049	Morgan Stanley	CMBX North America BBB 3 Index	5,000,000	2.00%	Quarterly	(2,083,907)

NOTES TO FINANCIAL STATEMENTS continued

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/13/2049	Morgan Stanley	CMBX North America AA Index	$200,000	0.27%	Quarterly	$(31,363)
12/13/2049	Lehman Brothers	CMBX North America AJ 3 Index	2,000,000	1.47%	Quarterly	185,158
12/13/2049	Goldman Sachs	CMBX North America AA 3 Index	600,000	0.27%	Quarterly	(67,997)
12/13/2049	Lehman Brothers	CMBX North America AJ 3 Index	800,000	1.47%	Quarterly	33,165
02/17/2051	Lehman Brothers	CMBX North America AA 4 Index	300,000	1.65%	Quarterly	11,408
02/17/2051	Goldman Sachs	CMBX North America AA 4 Index	4,000,000	1.65%	Quarterly	(509,944)
02/17/2051	Lehman Brothers	CMBX North America AA 4 Index	1,000,000	1.65%	Quarterly	(127,486)

At April 30, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain

06/01/2008	$2,000,000	Lehman Brothers	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 10 basis points multiplied by the notional amount and to pay the negative spread return.	$62,882
08/01/2008	11,000,000	Lehman Brothers	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index multiplied by the notional amount and to pay the negative spread return.	344,965
09/01/2008	5,000,000	Lehman Brothers	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	160,830
09/01/2008	2,000,000	Lehman Brothers	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	64,735

NOTES TO FINANCIAL STATEMENTS continued

	Notional		Swap	Unrealized
Expiration	Amount	Counterparty	Description	Gain

10/01/2008	$5,000,000	Lehman Brothers	Agreement dated 10/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	$154,305
02/01/2009	9,000,000	Lehman Brothers	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	279,344

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $285,225,448. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,206,403 and $15,360,866, respectively, with a net unrealized depreciation of $8,154,463.

As of April 30, 2008, the Fund had $31,625,704 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2009	2010	2013	2015	2016

$14,769,764	$4,586,980	$4,295,612	$3,669,132	$4,304,216

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2008, the Fund incurred and will elect to defer post-October losses of $10,904.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Capital Loss
Unrealized	Carryovers and	Temporary Book/
Depreciation	Post-October Losses	Tax Differences

$8,150,705	$31,636,608	$(426,616)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash

NOTES TO FINANCIAL STATEMENTS continued

sales, premium amortization, forward contracts and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2008	2007

Ordinary Income	$10,049,340	$17,447,562
Return of Capital	3,978,008	247,586

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended April 30, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be

NOTES TO FINANCIAL STATEMENTS continued

distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Plus Bond Fund, formerly Evergreen Diversified Bond Fund, a series of the Evergreen Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Plus Bond Fund as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid total distributions of $14,027,348 during the year ended April 30, 2008 of which 71.64% was from ordinary taxable and 28.36% was from a non-taxable return of capital. Shareholders of the Fund will receive in early 2009 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2008.

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566659 rv5 06/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the five series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2008 and April 30, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$149,300	$136,900
Audit-related fees (1)	6,200	0
Tax fees (2)	8,182	360
Non-audit fees (3)	1,162,374	808,367
All other fees	0	0

Total fees	$1,326,056	$945,627

(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)       Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)       Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust
By:		:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:		:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

By:		:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008